                                                      Registration No.  33-74184
                                                                        811-8304

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM S-6

                 FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                        N-8B-2

                           Post-Effective Amendment No.  7

                                 INHEIRITAGE ACCOUNT
                 OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              (Exact Name of Registrant)


                   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                  440 Lincoln Street
                                  Worcester MA 01653
                       (Address of Principal Executive Office)


                              Abigail M. Armstrong, Esq.
                                  440 Lincoln Street
                           Worcester, Massachusetts  01653
                  (Name and Address of Agent for Service of Process)


          It is proposed that this filing will become effective:

     X    immediately upon filing pursuant to paragraph (b)
   ----
          on (date)  pursuant to paragraph (b)
   ----
          60 days after filing pursuant to paragraph (a) (1)
   ----
          on (date) pursuant to paragraph (a) (1)
   ----
          on (date) pursuant to paragraph (a) (2) of Rule 485
   ----
          this post-effective amendment designates a new effective date
   ----
          for a previously filed post-effective amendment.



                            FLEXIBLE PREMIUM VARIABLE LIFE

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940, Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933. The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1997 will be filed on or before February 27, 1998.

                         RECONCILIATION AND TIE BETWEEN ITEMS
                          IN FORM N-8B-2 AND THE PROSPECTUS

ITEM NO. OF
FORM N-8B-2              CAPTION IN PROSPECTUS
-----------              ---------------------

1. . . . . . . . . .     Cover Page
2. . . . . . . . . .     Cover Page
3. . . . . . . . . .     Not Applicable
4. . . . . . . . . .     Distribution
5. . . . . . . . . .     The Company, The Inheiritage Account
6. . . . . . . . . .     The Inheiritage Account
7. . . . . . . . . .     Not Applicable
8. . . . . . . . . .     Not Applicable
9. . . . . . . . . .     Legal Proceedings

10 . . . . . . . . .     Prospectus A:   Summary; Description of the Company,
                         the Inheiritage Account, Allmerica Investment Trust,
                         Variable Insurance Products Fund, Variable Insurance
                         Products Fund II T. Rowe Price International Series,
                         Inc., and Delaware Group Premium Fund, Inc.;The
                         Policy; Policy Termination and Reinstatement; Other
                         Policy Provisions
                         Prospectus B:   Summary; Description of the Company,
                         The Inheiritage Account, Allmerica Investment Trust,
                         Variable Insurance Products Fund, and T. Rowe Price
                         International Series, Inc.; The Policy; Policy
                         Termination and Reinstatement; Other Policy
                         Provisions; Prospectus Supplement Dated February 10,
                         1998 to Prospectus Dated May 1 1997


11 . . . . . . . . .     Prospectus A:  Summary; Description of the Company, the
                         Inheiritage Account, Allmerica Investment Trust,
                         Variable Insurance Products Fund, Variable Insurance
                         Products Fund Ii, T. Rowe Price International Series,
                         Inc., and Delaware Group Premium Fund, Inc..;
                         Investment Objectives and Policies
                         Prospectus B:  Summary; Allmerica Investment Trust;
                         Variable Insurance Products Fund; and T. Rowe Price
                         International Series, Inc. Investment Objectives and
                         Policies; Prospectus Supplement Dated February 10, 1998
                         to Prospectus Dated May 1, 1997


12 . . . . . . . . .     Prospectus A:  Summary; Allmerica Investment Trust,
                         Variable Insurance Products Fund, Variable Insurance
                         Products Fund II, T. Rowe Price International Series,
                         Inc., and Delaware Group Premium Fund, Inc.
                         Prospectus B: Summary; Allmerica Investment Trust;
                         Variable Insurance Products Fund;  and T. Rowe Price
                         International Series; Prospectus Supplement Dated
                         February 10, 1998 to Prospectus Dated May 1, 1997


13 . . . . . . . . .     Prospectus A: Summary; Allmerica Investment Trust,
                         Variable Insurance Products Fund, Variable Insurance
                         Products Fund II, T. Rowe Price International Series,
                         Inc., and Delaware Group Premium Fund, Inc. Investment
                         Advisory Services to Allmerica Investment Trust,
                         Investment Advisory Services to Variable Insurance
                         Products Fund and Variable Insurance Products Fund II,
                         Investment Advisory Services to T. Rowe Price
                         International Series, Inc.; Investment Advisory
                         Services to Delaware Group Premium Fund, Inc. ;
                         Charges and Deductions
                         Prospectus B:  Summary; Allmerica Investment Trust;
                         Variable Insurance Products Fund; T. Rowe Price
                         International Series, Inc.; Investment Advisory
                         Services to the Trust; Investment Advisory Services to
                         Variable Insurance Products Fund ; Investment
                         Advisory Services to T. Rowe Price International
                         Series, Inc.; Charges and Deductions; Prospectus Dated
                         February 10, 1998 to Prospectus Dated May 1, 1997

14 . . . . . . . . .     Summary; Application for a Policy
15 . . . . . . . . .     Summary; Application for a Policy; Premium Payments;
                         Allocation of Net Premiums

16 . . . . . . . . .     Prospectus A:  The Inheiritage Account: Allmerica
                         Investment Trust, Variable Insurance Products Fund and
                         Variable Insurance Products Fund II, T. Rowe Price
                         International Series, Inc., and Delaware Group  Premium
                         Fund, Inc.; International Series, Inc.; Premium
                         Payments; Allocation of Net Premiums
                         Prospectus B: The Inheiritage Account; Allmerica
                         Investment Trust; Variable Insurance Products Fund; and
                         T. Rowe Price International Series, Inc.; Premium
                         Payments; Allocation of Net Premiums; Prospectus
                         Supplement Dated February 10, 1998 to Prospectus Dated
                         May 1, 1997

17 . . . . . . . . .     Summary; Surrender; Partial Withdrawal; Charges and
                         Deductions; Policy Termination and Reinstatement

18 . . . . . . . . .     Prospectus A:  The Inheiritage Account: Allmerica
                         Investment Trust, Variable Insurance Products Fund and
                         Variable Insurance Products Fund II, T. Rowe Price
                         International Series, Inc., and Delaware Group  Premium
                         Fund, Inc.; International Series, Inc.; Premium
                         Payments
                         Prospectus B: The Inheiritage Account; Allmerica
                         Investment Trust; Variable Insurance Products Fund; and
                         T. Rowe Price  International Series, Inc.; Premium
                         Payments; Prospectus Supplement Dated February 10,1998
                         to Prospectus Dated May 1, 1997

19 . . . . . . . . .     Reports; Voting Rights
20 . . . . . . . . .     Not Applicable
21 . . . . . . . . .     Summary; Policy Loans; Other Policy Provisions
22 . . . . . . . . .     Other Policy Provisions
23 . . . . . . . . .     Not Required
24 . . . . . . . . .     Other Policy Provisions
25 . . . . . . . . .     The Company
26 . . . . . . . . .     Not Applicable
27 . . . . . . . . .     The Company
28 . . . . . . . . .     Directors and Principal Officers of the Company
29 . . . . . . . . .     The Company
30 . . . . . . . . .     Not Applicable
31 . . . . . . . . .     Not Applicable
32 . . . . . . . . .     Not Applicable
33 . . . . . . . . .     Not Applicable
34 . . . . . . . . .     Not Applicable
35 . . . . . . . . .     Distribution
36 . . . . . . . . .     Not Applicable
37 . . . . . . . . .     Not Applicable
38 . . . . . . . . .     Summary; Distribution
39 . . . . . . . . .     Summary; Distribution
40 . . . . . . . . .     Not Applicable
41 . . . . . . . . .     The Company, Distribution
42 . . . . . . . . .     Not Applicable
43 . . . . . . . . .     Not Applicable
44 . . . . . . . . .     Premium Payments; Policy Value and Cash Surrender Value
45 . . . . . . . . .     Not Applicable
46 . . . . . . . . .     Policy Value and Cash Surrender Value; Federal Tax
                         Considerations
47 . . . . . . . . .     The Company
48 . . . . . . . . .     Not Applicable
49 . . . . . . . . .     Not Applicable
50 . . . . . . . . .     The Inheiritage Account
51 . . . . . . . . .     Cover Page; Summary; Charges and Deductions; The
                         Policy; Policy Termination and Reinstatement;  Other
                         Policy Provisions
52 . . . . . . . . .     Addition, Deletion or Substitution of Investments
53 . . . . . . . . .     Federal Tax Considerations
54 . . . . . . . . .     Not Applicable

55 . . . . . . . . .     Not Applicable
56 . . . . . . . . .     Not Applicable
57 . . . . . . . . .     Not Applicable
58 . . . . . . . . .     Not Applicable
59 . . . . . . . . .     Not Applicable

This Post-Effective Amendment No. 7 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to Prospectus B of the Inheiritage Account of First Allmerica Financial Life Insurance Company dated May 1, 1997 and to generally update corporate information for the Company and the Registrant. All other pertinent information regarding the Registration Statement including the Prospectus was previously filed in Registrant's Post-Effective Amendment No. 7 on April 30, 1997 and is incorporated by reference herein.

                               INHEIRITAGE  ACCOUNT
                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

         SUPPLEMENT DATED FEBRUARY 10, 1998 TO PROSPECTUS DATED MAY 1, 1997

                                         ***

Effective February 10, 1998, three additional Sub-Accounts will be available under the Contract. The Sub-Accounts will invest exclusively in shares of the Select Emerging Markets Fund, the Select Value Opportunity Fund and the Select Strategic Growth Fund of the Allmerica Investment Trust. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

The listing of funds on page 1 and page 22 of the prospectus is amended by adding the following:

               Fund                     Investment Adviser
               ----                     ------------------
Select Emerging Markets Fund      Schroder Capital Management International Inc.

Select Value Opportunity Fund     Cramer Rosenthal McGlynn, LLC

Select Strategic Growth Fund      Cambiar Investors, Inc.

                                       * * *

The number "eleven" is changed to "fourteen" in the third sentence under "THE INHEIRITAGE ACCOUNT" on page 19 of the Prospectus. "Seven" is changed to "ten" in the second sentence of the second paragraph under "ALLMERICA INVESTMENT TRUST" on page 20, and the three new funds are added to the listing of available funds.

                                       * * *

The second paragraph under "INVESTMENT ADVISORY SERVICES TO THE TRUST" is amended to read in its entirety as follows:

          Allmerica Investment Management Company, Inc. ("Manager"), an affiliate of the Company is the investment manager of the Trust. The Manager has entered into agreements with investment advisors ("Sub-Advisers") selected by the Manager and Trustees in consultation with RogersCasey. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust. In addition, Rogers, Casey Sponsor Services, Inc. a wholly owned subsidiary of RogersCasey, provides asset allocation recommendations that may be utilized at no cost by registered representatives who are assisting clients in developing diversified portfolios.

The Fund Expenses table on page 11 of the Prospectus is deleted and the following inserted in its place:

FUND EXPENSES: The following table shows the expenses (unaudited) of the Underlying Funds as a percentage of average net assets for the year ended December 31, 1997.


-------------------------------------------------------------------------------------------------------------
                                                                              Other Fund
                                                          Management      Expenses (After Any     Total Fund
Fund                                                         Fee      Applicable Reimbursements)   Expenses
-------------------------------------------------------------------------------------------------------------
 Select Emerging Markets Fund@ . . . . . . . . . . . .       1.35%               0.65%(1)            2.00%
 Select International Equity Fund. . . . . . . . . . .       0.92%*              0.20%(1)            1.12%(3)
 T. Rowe Price International Stock Portfolio . . . . .       1.05%               0.00%               1.05%
 Select Aggressive Growth Fund . . . . . . . . . . . .       0.89%*              0.09%(1)            0.98%(3)
 Select Capital Appreciation Fund. . . . . . . . . . .       0.95%*              0.15%(1)            1.10%
 Select Value Opportunity. . . . . . . . . . . . . . .       0.90%**             0.14%(1)            1.04%(3)
 Select Growth Fund. . . . . . . . . . . . . . . . . .       0.85%               0.08%(1)            0.93%(3)
 Select Strategic Growth Fund@ . . . . . . . . . . . .       0.85%               0.13%(1)            0.98%
 Fidelity VIP Growth Portfolio . . . . . . . . . . . .       0.60%               0.09%               0.69%(2)
 Select Growth and Income Fund . . . . . . . . . . . .       0.70%*              0.07%(1)            0.77%(3)
 Fidelity VIP Equity-Income Portfolio. . . . . . . . .       0.50%               0.08%               0.58%(2)
 Fidelity VIP High Income Portfolio. . . . . . . . . .       0.59%               0.12%               0.71%
 Select Income Fund. . . . . . . . . . . . . . . . . .       0.58%*              0.13%(1)            0.71%
 Money Market Fund . . . . . . . . . . . . . . . . . .       0.27%               0.08%(1)            0.35%
-------------------------------------------------------------------------------------------------------------


@ These Portfolios commenced operations in February 1998. Expenses shown are annualized and are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than shown.

*Effective September 1, 1997, the management fee rates for these funds were revised. The management fees ratios shown in the table above have been adjusted to assume that the revised rates took effect on January 1, 1997.

**   The Select Value Opportunity Fund was formerly known as the "Small-Mid Cap
Value Fund." Effective April 1, 1997, the management fee rate of the former Small-Mid Cap Value Fund was revised. In addition, effective April 1, 1997 and until further notice, the management fee for this fund has been voluntarily limited to an annual rate of 0.90% of average daily net assets. The management fee ratio shown above for the Select Value Opportunity Fund has been adjusted to assume that the revised rate and the voluntary limitation took effect on January 1, 1997. Had the voluntary limitation of 0.90% not been effective on January 1, 1997 and had the management fee rate revision discussed above been effective on January 1, 1997, the management fee ratio and the total fund expense ratio would have been 0.95% and 1.09%, respectively.

(1) Until further notice, Allmerica Investment Management Company, Inc. ("Manager"), under the Management Agreement with Allmerica Investment Trust, has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.20% for Select Strategic Growth and Select Growth Fund, 1.10% for Select Growth and Income Fund, 1.00% for Select Income Fund and 0.60% for Money Market Fund. In addition, the Manager has agreed to waive voluntarily its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily assets, except that such waiver shall not exceed the net amount of management fees earned by the Manager from the fund after subtracting fees paid by the Manager to Schroder Capital Management International Inc. for sub-advisory fees. The total operating expenses of the funds of the Trust were less than their respective expense limitations throughout 1997. The declaration of a voluntary expense limitation in any year does not bind Allmerica Investments to declare future expense limitations with respect to these funds.

(2) A portion of the brokerage commissions the Portfolio paid was used to reduce Fund expenses. Including these reductions, total operating expenses would have been 0.57% for the Fidelity VIP Equity-Income Portfolio and 0.67% for the Fidelity VIP Growth Portfolio.

(3) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total operating expenses would have been 1.10% for Select International Equity Fund, 0.91% for Select Growth Fund, 0.74% for Select Growth and Income Fund, 0.93% for Select Aggressive Growth, and 0.98% for Select Value Opportunity Fund.


                                     * * *

                                     * * *

The following summaries of investment objectives and policies are added as the first, sixth and eighth summaries respectively under "INVESTMENT OBJECTIVES AND POLICIES" beginning on page 20 of the Prospectus:

          SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

          SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

          SELECT STRATEGIC GROWTH FUND -- seeks long-term growth of capital by investing primarily in common stocks of established companies.


The following information is added to the next-to-last paragraph under "INVESTMENT ADVISORY SERVICES TO THE TRUST" on page 20 of the Prospectus:

          The Manager's fee, computed daily at an annual rate based on the average daily net asset value of the Fund, will be 1.35% for Select Emerging Markets Fund and 0.85% for Select Strategic Growth Fund. For the Select Value Opportunity Fund, the fee will be 1.00% for net asset value up to $100,000,000; 0.85% on the next $150,000,000; 0.80% on the next $250,000,000; 0.75% on the next $250,000,000 and 0.70% on the remainder.

                                     * * *
Footnote 23. SUBSEQUENT EVENT (UNAUDITED) under "Notes to Financial Statements" on page F-36 is deleted and replaced in its entirety with the following:

          23. SUBSEQUENT EVENT (UNAUDITED)

          On April 14, 1997, the Company entered into an agreement in principle to transfer the Company's individual disability income business under a 100% coinsurance agreement to Metropolitan
          Life Insurance Company. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

          On July 16, 1997, Allmerica Financial Corporation ("AFC") announced the closing of the merger ("Merger") of Allmerica P&C and AFC. Through the transaction, AFC acquired the approximately 24.2 million shares of Allmerica P&C that it did not already own, indirectly through FAFLIC, for approximately $426 million in cash and 9.7 million shares of AFC common stocks. On July 15, 1997, The Certificate of Incorporation of Allmerica P&C was amended and restated to authorize a Class B Common Stock of Allmerica P&C,
          $5.00 par value. Immediately prior to consummation of the Merger, each share of Allmerica P&C Common Stock owned by AFC and its subsidiaries was exchanged for one share of Class B Common Stock.

          In late July 1997, a lawsuit was instituted in Louisiana against Allmerica Financial Corporation and certain of its subsidiaries, including the Company, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contracts, misrepresentations and related claims in the sale of life insurance policies. In
          October 1997, plaintiffs voluntarily dismissed the Louisiana suit and refiled the action in Federal District Court in Worcester, Massachusetts. The plaintiffs seek to be certified as a class. The case is in the early stages of discovery and the Company is evaluating the claims. Although the Company believes it has meritorious defenses to plaintiff's claims, there can be no assurance that the claim will be resolved on a basis which is satisfactory to the Company.

Following are unaudited financial statements for the Inheiritage Separate Account and the nine-month period ended September 30, 1997.
                                     * * *

Supplement Dated February 10, 1998
premium = $10,000

                   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                  INHERITAGE POLICY
                                   INSURED #1:  UNISEX NONSMOKER ISSUE AGE  55
                                   INSURED #2:  UNISEX NONSMOKER ISSUE AGE  55
                                        SPECIFIED FACE AMOUNT =       $1,000,000
                                             SUM INSURED OPTION             1

                    BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                                CHARGES WITHOUT RIDERS


           Premiums                  Hypothetical 0%
           Paid Plus             Gross Investment Return
           Interest              -----------------------
 Policy      At 5%       Surrender         Policy        Death
  Year     Per Year        Value           Value        Benefit
 ------    --------      ---------         ------       -------
   1        10,500              0           9,357      1,000,000
   2        21,525          5,763          18,424      1,000,000
   3        33,101          8,695          27,195      1,000,000
   4        45,256         17,908          35,668      1,000,000
   5        58,019         27,188          43,838      1,000,000
   6        71,420         36,164          51,704      1,000,000
   7        85,491         44,832          59,262      1,000,000
   8       100,266         53,183          66,503      1,000,000
   9       115,779         61,207          73,417      1,000,000
  10       132,068         68,893          79,993      1,000,000
  11       149,171         77,233          86,113      1,000,000
  12       167,130         85,067          91,727      1,000,000
  13       185,986         92,349          96,789      1,000,000
  14       205,786         99,029         101,249      1,000,000
  15       226,575        105,047         105,047      1,000,000
  16       248,404        108,411         108,411      1,000,000
  17       271,324        110,917         110,917      1,000,000
  18       295,390        112,518         112,518      1,000,000
  19       320,660        112,997         112,997      1,000,000
  20       347,193        112,167         112,167      1,000,000

Age 60      58,019         27,188          43,838      1,000,000
Age 65     132,068         68,893          79,993      1,000,000
Age 70     226,575        105,047         105,047      1,000,000
Age 75     347,193        112,167         112,167      1,000,000



                       Hypothetical 6%
                   Gross Investment Return
                   -----------------------
 Policy       Surrender       Policy        Death
  Year          Value          Value       Benefit
 ------       ---------       ------       -------
   1                0          9,934      1,000,000
   2            7,498         20,158      1,000,000
   3           12,174         30,674      1,000,000
   4           23,722         41,482      1,000,000
   5           35,935         52,585      1,000,000
   6           48,448         63,988      1,000,000
   7           61,261         75,691      1,000,000
   8           74,376         87,696      1,000,000
   9           87,788         99,998      1,000,000
  10          101,494        112,594      1,000,000
  11          116,496        125,376      1,000,000
  12          131,637        138,297      1,000,000
  13          146,877        151,317      1,000,000
  14          162,170        164,390      1,000,000
  15          177,460        177,460      1,000,000
  16          190,945        190,945      1,000,000
  17          204,300        204,300      1,000,000
  18          217,486        217,486      1,000,000
  19          230,315        230,315      1,000,000
  20          242,624        242,624      1,000,000

Age 60         35,935         52,585      1,000,000
Age 65        101,494        112,594      1,000,000
Age 70        177,460        177,460      1,000,000
Age 75        242,624        242,624      1,000,000



                      Hypothetical 12%
                 Gross Investment Return
                 -----------------------
 Policy    Surrender       Policy        Death
  Year       Value          Value       Benefit
 ------    ----------      ------       -------
   1             0         10,511      1,000,000
   2         9,301         21,962      1,000,000
   3        15,937         34,437      1,000,000
   4        30,267         48,027      1,000,000
   5        46,184         62,834      1,000,000
   6        63,433         78,973      1,000,000
   7        82,139         96,569      1,000,000
   8       102,437        115,757      1,000,000
   9       124,472        136,682      1,000,000
  10       148,410        159,510      1,000,000
  11       175,438        184,318      1,000,000
  12       204,606        211,266      1,000,000
  13       236,101        240,541      1,000,000
  14       270,134        272,354      1,000,000
  15       306,938        306,938      1,000,000
  16       345,363        345,363      1,000,000
  17       387,271        387,271      1,000,000
  18       433,074        433,074      1,000,000
  19       483,142        483,142      1,000,000
  20       537,960        537,960      1,000,000

Age 60      46,184         62,834      1,000,000
Age 65     148,410        159,510      1,000,000
Age 70     306,938        306,938      1,000,000
Age 75     537,960        537,960      1,000,000

premium = $10,000

                   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                  INHERITAGE POLICY

                                INSURED #1:  UNISEX NONSMOKER ISSUE AGE   55
                                INSURED #2:  UNISEX NONSMOKER ISSUE AGE   55
                                              SPECIFIED FACE AMOUNT = $1,000,000
                                                  SUM INSURED OPTION       1

                   BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                                CHARGES WITHOUT RIDERS


            Premiums                 Hypothetical 0%
           Paid Plus            Gross Investment Return
           Interest             -----------------------
 Policy      At 5%        Surrender        Policy       Death
  Year     Per Year         Value          Value       Benefit
 ------    --------      ---------        ------      -------
   1        10,500              0          9,353      1,000,000
   2        21,525          5,739         18,400      1,000,000
   3        33,101          8,623         27,123      1,000,000
   4        45,256         17,743         35,503      1,000,000
   5        58,019         26,867         43,517      1,000,000
   6        71,420         35,592         51,132      1,000,000
   7        85,491         43,878         58,308      1,000,000
   8       100,266         51,671         64,991      1,000,000
   9       115,779         58,896         71,106      1,000,000
  10       132,068         65,463         76,563      1,000,000
  11       149,171         72,388         81,268      1,000,000
  12       167,130         78,448         85,108      1,000,000
  13       185,986         83,535         87,975      1,000,000
  14       205,786         87,522         89,742      1,000,000
  15       226,575         90,259         90,259      1,000,000
  16       248,404         89,549         89,549      1,000,000
  17       271,324         86,993         86,993      1,000,000
  18       295,390         82,386         82,386      1,000,000
  19       320,660         75,139         75,139      1,000,000
  20       347,193         64,655         64,655      1,000,000

Age 60      58,019         26,867         43,517      1,000,000
Age 65     132,068         65,463         76,563      1,000,000
Age 70     226,575         90,259         90,259      1,000,000
Age 75     347,193         64,655         64,655      1,000,000




                     Hypothetical 6%
                Gross Investment Return
                -----------------------
 Policy    Surrender       Policy        Death
  Year       Value          Value       Benefit
 ------    ---------       ------       -------
   1             0          9,930      1,000,000
   2         7,473         20,133      1,000,000
   3        12,098         30,598      1,000,000
   4        23,546         41,306      1,000,000
   5        35,588         52,238      1,000,000
   6        47,824         63,364      1,000,000
   7        60,213         74,643      1,000,000
   8        72,702         86,022      1,000,000
   9        85,212         97,422      1,000,000
  10        97,649        108,749      1,000,000
  11       111,022        119,902      1,000,000
  12       124,100        130,760      1,000,000
  13       136,761        141,201      1,000,000
  14       148,866        151,086      1,000,000
  15       160,251        160,251      1,000,000
  16       168,881        168,881      1,000,000
  17       176,217        176,217      1,000,000
  18       182,031        182,031      1,000,000
  19       185,734        185,734      1,000,000
  20       186,719        186,719      1,000,000

Age 60      35,588         52,238      1,000,000
Age 65      97,649        108,749      1,000,000
Age 70     160,251        160,251      1,000,000
Age 75     186,719        186,719      1,000,000




                        Hypothetical 12%
                    Gross Investment Return
                    -----------------------
 Policy     Surrender       Policy        Death
  Year        Value          Value       Benefit
 ------     ----------      ------       -------
   1              0         10,506      1,000,000
   2          9,276         21,936      1,000,000
   3         15,857         34,357      1,000,000
   4         30,080         47,840      1,000,000
   5         45,810         62,460      1,000,000
   6         62,755         78,295      1,000,000
   7         80,988         95,418      1,000,000
   8        100,584        113,904      1,000,000
   9        121,603        133,813      1,000,000
  10        144,106        155,206      1,000,000
  11        169,271        178,151      1,000,000
  12        196,059        202,719      1,000,000
  13        224,563        229,003      1,000,000
  14        254,888        257,108      1,000,000
  15        287,153        287,153      1,000,000
  16        319,977        319,977      1,000,000
  17        355,041        355,041      1,000,000
  18        392,602        392,602      1,000,000
  19        432,740        432,740      1,000,000
  20        475,663        475,663      1,000,000

Age 60       45,810         62,460      1,000,000
Age 65      144,106        155,206      1,000,000
Age 70      287,153        287,153      1,000,000
Age 75      475,663        475,663      1,000,000

premium = $10,000

                   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                  INHERITAGE POLICY

                               INSURED #1:  UNISEX NONSMOKER ISSUE AGE   55
                               INSURED #2:  UNISEX NONSMOKER ISSUE AGE   55
                                              SPECIFIED FACE AMOUNT = $1,000,000
                                                    SUM INSURED OPTION    2

                    BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                                CHARGES WITHOUT RIDERS


           Premiums                   Hypothetical 0%
           Paid Plus             Gross Investment Return
           Interest              -----------------------
 Policy      At 5%        Surrender       Policy       Death
  Year     Per Year        Value          Value       Benefit
 ------    --------      ---------        ------      -------
   1        10,500              0          9,357      1,009,357
   2        21,525          5,760         18,421      1,018,421
   3        33,101          8,685         27,185      1,027,185
   4        45,256         17,885         35,645      1,035,645
   5        58,019         27,143         43,793      1,043,793
   6        71,420         36,086         51,626      1,051,626
   7        85,491         44,706         59,136      1,059,136
   8       100,266         52,994         66,314      1,066,314
   9       115,779         60,933         73,143      1,073,143
  10       132,068         68,511         79,611      1,079,611
  11       149,171         76,705         85,585      1,085,585
  12       167,130         84,345         91,005      1,091,005
  13       185,986         91,376         95,816      1,095,816
  14       205,786         97,739         99,959      1,099,959
  15       226,575        103,362        103,362      1,103,362
  16       248,404        106,239        106,239      1,106,239
  17       271,324        108,149        108,149      1,108,149
  18       295,390        109,036        109,036      1,109,036
  19       320,660        108,662        108,662      1,108,662
  20       347,193        106,822        106,822      1,106,822

Age 60      58,019         27,143         43,793      1,043,793
Age 65     132,068         68,511         79,611      1,079,611
Age 70     226,575        103,362        103,362      1,103,362
Age 75     347,193        106,822        106,822      1,106,822



                       Hypothetical 6%
                 Gross Investment Return
                 -----------------------
 Policy    Surrender       Policy        Death
  Year       Value          Value       Benefit
 ------    ---------       ------       -------
   1             0          9,933      1,009,933
   2         7,494         20,155      1,020,155
   3        12,162         30,662      1,030,662
   4        23,695         41,455      1,041,455
   5        35,879         52,529      1,052,529
   6        48,348         63,888      1,063,888
   7        61,096         75,526      1,075,526
   8        74,117         87,437      1,087,437
   9        87,398         99,608      1,099,608
  10       100,929        112,029      1,112,029
  11       115,684        124,564      1,124,564
  12       130,486        137,146      1,137,146
  13       145,268        149,708      1,149,708
  14       159,953        162,173      1,162,173
  15       174,450        174,450      1,174,450
  16       186,905        186,905      1,186,905
  17       198,934        198,934      1,198,934
  18       210,442        210,442      1,210,442
  19       221,143        221,143      1,221,143
  20       230,765        230,765      1,230,765

Age 60      35,879         52,529      1,052,529
Age 65     100,929        112,029      1,112,029
Age 70     174,450        174,450      1,174,450
Age 75     230,765        230,765      1,230,765



                        Hypothetical 12%
                   Gross Investment Return
                   -----------------------
 Policy      Surrender       Policy        Death
  Year         Value          Value       Benefit
 ------      ----------      ------       -------
   1               0         10,510      1,010,510
   2           9,298         21,959      1,021,959
   3          15,924         34,424      1,034,424
   4          30,235         47,995      1,047,995
   5          46,116         62,766      1,062,766
   6          63,307         78,847      1,078,847
   7          81,922         96,352      1,096,352
   8         102,082        115,402      1,115,402
   9         123,919        136,129      1,136,129
  10         147,575        158,675      1,158,675
  11         174,192        183,072      1,183,072
  12         202,767        209,427      1,209,427
  13         233,426        237,866      1,237,866
  14         266,295        268,515      1,268,515
  15         301,503        301,503      1,301,503
  16         337,750        337,750      1,337,750
  17         376,703        376,703      1,376,703
  18         418,559        418,559      1,418,559
  19         463,338        463,338      1,463,338
  20         511,093        511,093      1,511,093

Age 60        46,116         62,766      1,062,766
Age 65       147,575        158,675      1,158,675
Age 70       301,503        301,503      1,301,503
Age 75       511,093        511,093      1,511,093

premium = $10,000

                   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                  INHERITAGE POLICY

                             INSURED #1:  UNISEX NONSMOKER ISSUE AGE   55
                             INSURED #2:  UNISEX NONSMOKER ISSUE AGE   55
                                          SPECIFIED FACE AMOUNT =  $1,000,000
                                                  SUM INSURED OPTION    2

                   BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                                CHARGES WITHOUT RIDERS


            Premiums                  Hypothetical 0%
            Paid Plus             Gross Investment Return
            Interest              -----------------------
 Policy       At 5%       Surrender        Policy       Death
  Year      Per Year        Value          Value       Benefit
 ------     --------      ---------        ------      -------
1            10,500              0          9,353      1,009,353
2            21,525          5,736         18,397      1,018,397
3            33,101          8,612         27,112      1,027,112
4            45,256         17,715         35,475      1,035,475
5            58,019         26,809         43,459      1,043,459
6            71,420         35,488         51,028      1,051,028
7            85,491         43,703         58,133      1,058,133
8           100,266         51,393         64,713      1,064,713
9           115,779         58,472         70,682      1,070,682
10          132,068         64,839         75,939      1,075,939
11          149,171         71,494         80,374      1,080,374
12          167,130         77,200         83,860      1,083,860
13          185,986         81,834         86,274      1,086,274
14          205,786         85,256         87,476      1,087,476
15          226,575         87,304         87,304      1,087,304
16          248,404         85,760         85,760      1,085,760
17          271,324         82,208         82,208      1,082,208
18          295,390         76,460         76,460      1,076,460
19          320,660         67,928         67,928      1,067,928
20          347,193         56,064         56,064      1,056,064

Age 60       58,019         26,809         43,459      1,043,459
Age 65      132,068         64,839         75,939      1,075,939
Age 70      226,575         87,304         87,304      1,087,304
Age 75      347,193         56,064         56,064      1,056,064



                           Hypothetical 6%
                     Gross Investment Return
                     -----------------------
 Policy        Surrender       Policy        Death
  Year           Value          Value       Benefit
 ------        ---------       ------       -------
   1                 0          9,929      1,009,929
   2             7,469         20,130      1,020,130
   3            12,084         30,584      1,030,584
   4            23,513         41,273      1,041,273
   5            35,518         52,168      1,052,168
   6            47,691         63,231      1,063,231
   7            59,982         74,412      1,074,412
   8            72,321         85,641      1,085,641
   9            84,610         96,820      1,096,820
  10            96,727        107,827      1,107,827
  11           109,650        118,530      1,118,530
  12           122,106        128,766      1,128,766
  13           133,930        138,370      1,138,370
  14           144,929        147,149      1,147,149
  15           154,877        154,877      1,154,877
  16           161,648        161,648      1,161,648
  17           166,596        166,596      1,166,596
  18           169,414        169,414      1,169,414
  19           169,364        169,364      1,169,364
  20           165,708        165,708      1,165,708

Age 60          35,518         52,168      1,052,168
Age 65          96,727        107,827      1,107,827
Age 70         154,877        154,877      1,154,877
Age 75         165,708        165,708      1,165,708


                           Hypothetical 12%
                      Gross Investment Return
                      -----------------------
 Policy         Surrender       Policy        Death
  Year            Value          Value       Benefit
 ------         ----------      ------       -------
   1                  0         10,506      1,010,506
   2              9,271         21,932      1,021,932
   3             15,842         34,342      1,034,342
   4             30,040         47,800      1,047,800
   5             45,724         62,374      1,062,374
   6             62,587         78,127      1,078,127
   7             80,685         95,115      1,095,115
   8            100,065        113,385      1,113,385
   9            120,750        132,960      1,132,960
  10            142,748        153,848      1,153,848
  11            167,165        176,045      1,176,045
  12            192,870        199,530      1,199,530
  13            219,835        224,275      1,224,275
  14            248,013        250,233      1,250,233
  15            277,325        277,325      1,277,325
  16            306,094        306,094      1,306,094
  17            335,614        335,614      1,335,614
  18            365,722        365,722      1,365,722
  19            395,809        395,809      1,395,809
  20            425,233        425,233      1,425,233

Age 60           45,724         62,374      1,062,374
Age 65          142,748        153,848      1,153,848
Age 70          277,325        277,325      1,277,325
Age 75          425,233        425,233      1,425,233

                                 INHEIRITAGE ACCOUNT

                            NOTES TO FINANCIAL STATEMENTS

                                  SEPTEMBER 30, 1997



NOTE 1 -- ORGANIZATION

     The Inheiritage Account (Inheiritage) is a separate investment account of First Allmerica Financial Life Insurance Company (the Company), established on May 1, 1995 for the purpose of separating from the general assets of the Company those assets used to fund the variable portion of certain flexible premium variable life policies issued by the Company. The Company is a wholly-owned subsidiary of Allmerica Financial Corporation
(AFC). Under applicable insurance law, the assets and liabilities of Inheiritage are clearly identified and distinguished from the other assets and liabilities of the Company. Inheiritage cannot be charged with liabilities arising out of any other business of the Company.

     Inheiritage is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Inheiritage currently offers eighteen Sub-Accounts (See Note 3). Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Investment Management Company, Inc., a wholly-owned subsidiary of the Company, or of the Variable Insurance Products Fund
(Fidelity VIP), or the Variable Insurance Products Fund II (Fidelity VIP II) managed by Fidelity Management & Research Company (FMR), or of T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc. or of the Delaware Group Premium Fund, Inc. (DGPF) managed by Delaware International Advisers, Ltd. The Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, and DGPF (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

     Effective April 1, 1997, the Sub-Account formerly known as Small Cap Value of the Trust changed its name to Small-Mid Cap Value. At the Meeting of Shareholders of the Small Cap Value Fund, held on March 18, 1997, shareholders approved the revisions in the investment objective, name and policies of the Fund to change from investing primarily in small cap value stocks to investing primarily in small and mid-cap value stocks.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES


     INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, or DGPF. Net realized gains and losses on securities sold are determined on the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, or DGPF at net asset value.

     FEDERAL INCOME TAXES -- The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code and files a consolidated federal income tax return. The Company anticipates no tax liability resulting from the operations of Inheiritage. Therefore, no provision for income taxes has been charged against Inheiritage.

                                 INHEIRITAGE ACCOUNT

                            SEPTEMBER 30, 1997 (UNAUDITED)


                                                                      INVESTMENT
                                                         GROWTH      GRADE INCOME  MONEY MARKET   EQUITY INDEX  GOVERNMENT BOND
                                                       SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                            1              2             3              4              5
                                                       -----------   ------------  ------------   ------------  ---------------
ASSETS :
  Investments in shares of Allmerica Investment Trust  $  232,640    $     2,368    $   338,987    $   244,891    $     5,967
                                                       ----------    -----------    -----------    -----------    -----------
  Investments in shares of Fidelity Variable
    Insurance Products Funds . . . . . . . . . . . .            -              -              -              -              -
  Investment in shares of T. Rowe Price
    International Series, Inc. . . . . . . . . . . .            -              -              -              -              -
  Investment in shares of Delaware Group
    Premium Fund, Inc. . . . . . . . . . . . . . . .            -              -              -              -              -
                                                       ----------    -----------    -----------    -----------    -----------
    Total  assets. . . . . . . . . . . . . . . . .        232,640          2,368        338,987        244,891          5,967

LIABILITIES:                                                    -              -              -              -              -

                                                       ----------    -----------    -----------    -----------    -----------
    Net assets . . . . . . . . . . . . . . . . . .     $  232,640    $     2,368    $   338,987    $   244,891    $     5,967
                                                       ----------    -----------    -----------    -----------    -----------
                                                       ----------    -----------    -----------    -----------    -----------


Net asset distribution by category:
  Variable life policies . . . . . . . . . . . . .     $  232,640    $     2,138    $   338,987    $   244,891    $     5,967
  Value of investment by First Allmerica
  Financial Life Insurance
    Company (Sponsor). . . . . . . . . . . . . . .              -            230              -              -              -
                                                       ----------    -----------    -----------    -----------    -----------
                                                       $  232,640    $     2,368    $   338,987    $   244,891    $     5,967
                                                       ----------    -----------    -----------    -----------    -----------
                                                       ----------    -----------    -----------    -----------    -----------

     Units outstanding, September 30, 1997 . . . .        149,006          2,241        314,002        152,120          5,498
     Net asset value per unit, September 30, 1997.     $ 1.561278     $ 1.056775    $  1.079570    $  1.609857    $  1.085345



                                                          SELECT                                SELECT           SMALL MID-CAP
                                                    AGGRESSIVE GROWTH    SELECT GROWTH     GROWTH AND INCOME         VALUE
                                                       SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                            6                  7                   8                   9
                                                    -----------------    -------------     -----------------     -------------
ASSETS:
  Investments in shares of Allmerica Investment Trust  $  303,232         $   221,440         $   121,488         $   223,558
  Investments in shares of Fidelity Variable
    Insurance Products Funds . . . . . . . . . . . .            -                   -                   -                   -
  Investment in shares of T. Rowe Price
    International Series, Inc. . . . . . . . . . . .            -                   -                   -                   -
  Investment in shares of Delaware Group
    Premium Fund, Inc. . . . . . . . . . . . . . . .            -                   -                   -                   -
                                                       ----------         -----------         -----------         -----------

    Total  assets. . . . . . . . . . . . . . . . .        303,232             221,440             121,488             223,558

LIABILITIES:                                                    -                   -                   -                   -
                                                       ----------         -----------         -----------         -----------

    Net assets . . . . . . . . . . . . . . . . . .     $  303,232         $   221,440         $   121,488         $   223,558
                                                       ----------         -----------         -----------         -----------
                                                       ----------         -----------         -----------         -----------


Net asset distribution by category:
  Variable life policies . . . . . . . . . . . . .       $303,232            $221,440            $121,488            $223,558
  Value of investment by First Allmerica
  Financial Life Insurance
    Company (Sponsor) . . . . . . . . . . . . . . .             -                   -                   -                   -
                                                       ----------         -----------         -----------         -----------
                                                       $  303,232         $   221,440         $   121,488         $   223,558
                                                       ----------         -----------         -----------         -----------
                                                       ----------         -----------         -----------         -----------

     Units outstanding, September 30, 1997 . . . .        191,649             143,008              80,695             143,472
     Net asset value per unit, September 30, 1997.     $ 1.582227         $  1.548442         $  1.505515         $  1.558201


      The accompanying notes are an integral part of these financial statements.

                                 INHEIRITAGE ACCOUNT

                            SEPTEMBER 30, 1997 (UNAUDITED)


                                                                             SELECT        SELECT
                                                                         INTERNATIONAL     CAPITAL          VIPF
                                                                             EQUITY      APPRECIATION   HIGH INCOME
                                                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                                               11             12            102
                                                                         -------------   ------------   -----------
ASSETS:
  Investments in shares of Allmerica Investment Trust. . . . . . . . . .  $   170,824    $   136,539              -
  Investments in shares of Fidelity Variable Insurance Products Funds. .            -              -        123,926
  Investment in shares of T. Rowe Price International Series, Inc. . . .            -              -              -
  Investment in shares of Delaware Group Premium Fund, Inc.. . . . . . .            -              -              -
                                                                          -----------    -----------    -----------
    Total  assets. . . . . . . . . . . . . . . . . . . . . . . . . . .        170,824        136,539        123,926

LIABILITIES:                                                                        -              -              -
                                                                          -----------    -----------    -----------
    Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   170,824    $   136,539    $   123,926
                                                                          -----------    -----------    -----------
                                                                          -----------    -----------    -----------


Net asset distribution by category:
  Variable life policies . . . . . . . . . . . . . . . . . . . . . . .    $   170,824    $   136,539    $   123,926
  Value of investment by Allmerica Financial Life Insurance and
    Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . . .              -              -              -
                                                                          -----------    -----------    -----------
                                                                          $   170,824    $   136,539    $   123,926
                                                                          -----------    -----------    -----------
                                                                          -----------    -----------    -----------

     Units outstanding, September 30, 1997 . . . . . . . . . . . . . .        115,127         82,613         94,353
     Net asset value per unit, September 30, 1997. . . . . . . . . . .    $  1.483790    $  1.652759    $  1.313434



                                                                              VIPF          VIPF           VIPF
                                                                         EQUITY-INCOME     GROWTH        OVERSEAS
                                                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                                              103            104            105
                                                                         -------------   -----------    -----------
ASSETS:
  Investments in shares of Allmerica Investment Trust. . . . . . . . . .            -              -              -
  Investments in shares of Fidelity Variable Insurance Products Funds. .  $   285,172    $   356,804    $     7,690
  Investment in shares of T. Rowe Price International Series, Inc. . . .            -              -              -
  Investment in shares of Delaware Group Premium Fund, Inc.. . . . . . .            -              -              -
                                                                          -----------    -----------    -----------
    Total  assets. . . . . . . . . . . . . . . . . . . . . . . . . . .        285,172        356,804          7,690

LIABILITIES:                                                                        -              -              -
                                                                          -----------    -----------    -----------
    Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   285,172    $   356,804    $     7,690
                                                                          -----------    -----------    -----------
                                                                          -----------    -----------    -----------


Net asset distribution by category:
  Variable life policies . . . . . . . . . . . . . . . . . . . . . . .    $   285,172    $   356,804    $     7,690
  Value of investment by Allmerica Financial Life Insurance and
    Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . . .              -              -              -
                                                                          -----------    -----------    -----------
                                                                          $   285,172    $   356,804    $     7,690
                                                                          -----------    -----------    -----------
                                                                          -----------    -----------    -----------

     Units outstanding, September 30, 1997 . . . . . . . . . . . . . .        184,725        257,331          5,675
     Net asset value per unit, September 30, 1997. . . . . . . . . . .    $  1.543761    $  1.386555    $  1.354913



Caption>
                                                                           VIPF II           T. ROWE PRICE             DGPF
                                                                         ASSET MANAGER     ITERNATIONAL STOCK   INTERNATIONAL EQUITY
                                                                          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                                                             106                 150                     207
                                                                         -------------     ------------------   --------------------
ASSETS:
  Investments in shares of Allmerica Investment Trust. . . . . . . . . .            -                   -                     -
  Investments in shares of Fidelity Variable Insurance Products Funds. .  $    34,339                   -                     -
  Investment in shares of T. Rowe Price International Series, Inc. . . .            -         $    92,314                     -
  Investment in shares of Delaware Group Premium Fund, Inc.. . . . . . .            -                   -           $    89,154
                                                                          -----------         -----------           -----------
    Total  assets. . . . . . . . . . . . . . . . . . . . . . . . . . .         34,339              92,314                89,154

LIABILITIES:                                                                        -                   -                     -
                                                                          -----------         -----------           -----------
    Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    34,339         $    92,314           $    89,154
                                                                          -----------         -----------           -----------
                                                                          -----------         -----------           -----------


Net asset distribution by category:
  Variable life policies . . . . . . . . . . . . . . . . . . . . . . .    $    34,339         $    92,314           $    89,154
  Value of investment by Allmerica Financial Life Insurance and
    Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . . .              -                   -                     -
                                                                          -----------         -----------           -----------
                                                                          $    34,339         $    92,314           $    89,154
                                                                          -----------         -----------           -----------
                                                                          -----------         -----------           -----------

     Units outstanding, September 30, 1997 . . . . . . . . . . . . . .         22,683              71,762                63,947
     Net asset value per unit, September 30, 1997. . . . . . . . . . .    $  1.516511         $  1.286403           $  1.394176



      The accompanying notes are an integral part of these financial statements.

                                 INHEIRITAGE ACCOUNT

                               STATEMENTS OF OPERATIONS



                                                                                           GROWTH
                                                                                         SUB-ACCOUNT 1
                                                           ----------------------------------------------------------------------
                                                               FOR THE NINE               FOR THE
                                                               MONTHS ENDED              YEAR ENDED             FOR THE PERIOD
                                                            9/30/97 (UNAUDITED)            12/31/96          9/15/95* TO 12/31/95
                                                           --------------------     --------------------     --------------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . $              3,984     $              5,906     $                652

EXPENSES :
  Mortality and expense risk fee .  .. . . . . . . . . . .                  685                      338                       22
  Administrative expenses  . . . . . . . . . . . . . . . .                  193                       94                        6
                                                           --------------------     --------------------     --------------------
    Total expenses.. . . . . . . . . . . . . . . . . . . .                  878                      432                       28
                                                           --------------------     --------------------     --------------------

  Net investment income (loss)  .. . . . . . . . . . . . .                3,106                    5,474                      624
                                                           --------------------     --------------------     --------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . .                    -                        -                        -
  Net realized gain (loss) from sales of investments . . .                8,690                     (915)                       -
                                                           --------------------     --------------------     --------------------
    Net realized gain (loss) from gain distributions
       and sales of investments  . . . . . . . . . . . . .                8,690                     (915)                       -
  Net unrealized gain (loss) . . . . . . . . . . . . . . .               10,272                    1,497                     (223)
                                                           --------------------     --------------------     --------------------

     Net realized and unrealized  gain (loss) on
       investments . . . . . . . . . . . . . . . . . . . .               18,962                      582                     (223)
                                                           --------------------     --------------------     --------------------
     Net increase (decrease) in net assets from
       operations .. . . . . . . . . . . . . . . . . . . . $             22,068     $              6,056     $                401
                                                           --------------------     --------------------     --------------------
                                                           --------------------     --------------------     --------------------




                                                                                   INVESTMENT GRADE INCOME
                                                                                       SUB-ACCOUNT 2
                                                           ----------------------------------------------------------------------
                                                               FOR THE NINE               FOR THE
                                                               MONTHS ENDED              YEAR ENDED             FOR THE YEAR
                                                            9/30/97 (UNAUDITED)           12/31/96            ENDED 12/31/95(a)
                                                           --------------------     --------------------     --------------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . $                 77     $                  1     $                  -

EXPENSES :
  Mortality and expense risk fee .  .. . . . . . . . . . .                    8                        1                        -
  Administrative expenses  . . . . . . . . . . . . . . . .                    3                        -                        -
                                                           --------------------     --------------------     --------------------
    Total expenses.. . . . . . . . . . . . . . . . . . . .                   11                        1                        -
                                                           --------------------     --------------------     --------------------

  Net investment income (loss)  .. . . . . . . . . . . . .                   66                        -                        -
                                                           --------------------     --------------------     --------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . .                    -                        -                        -
  Net realized gain (loss) from sales of investments . . .                    -                        -                        -
                                                           --------------------     --------------------     --------------------
    Net realized gain (loss) from gain distributions
       and sales of investments  . . . . . . . . . . . . .                    -                        -                        -
  Net unrealized gain (loss) . . . . . . . . . . . . . . .                   36                       (1)                       -
                                                           --------------------     --------------------     --------------------

     Net realized and unrealized  gain (loss) on
       investments . . . . . . . . . . . . . . . . . . . .                   36                       (1)                       -
                                                           --------------------     --------------------     --------------------
     Net increase (decrease) in net assets from
       operations .. . . . . . . . . . . . . . . . . . . . $                102     $                 (1)    $                  -
                                                           --------------------     --------------------     --------------------
                                                           --------------------     --------------------     --------------------




                                                                                        MONEY MARKET
                                                                                        SUB-ACCOUNT 3
                                                           ----------------------------------------------------------------------
                                                               FOR THE NINE               FOR THE
                                                               MONTHS ENDED              YEAR ENDED             FOR THE PERIOD
                                                            9/30/97 (UNAUDITED)            12/31/96         11/20/95* TO 12/31/96
                                                           --------------------     --------------------    ---------------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . $             10,049     $              4,621     $                 32

EXPENSES :
  Mortality and expense risk fee . . . . . . . . . . . . .                1,690                      808                        5
  Administrative expenses  . . . . . . . . . . . . . . . .                  477                      224                        1
                                                           --------------------     --------------------     --------------------
    Total expenses.. . . . . . . . . . . . . . . . . . . .                2,167                    1,032                        6
                                                           --------------------     --------------------     --------------------

  Net investment income (loss)  .. . . . . . . . . . . . .                7,882                    3,589                       26
                                                           --------------------     --------------------     --------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . .                    -                        -                        -
  Net realized gain (loss) from sales of investments . . .                    -                        -                        -
                                                           --------------------     --------------------     --------------------
    Net realized gain (loss) from gain distributions
        and sales of investments  .. . . . . . . . . . . .                    -                        -                        -
  Net unrealized gain (loss) . . . . . . . . . . . . . . .                    -                        -                        -
                                                           --------------------     --------------------     --------------------

     Net realized and unrealized  gain (loss) on
        investments. . . . . . . . . . . . . . . . . . . .                    -                        -                        -
                                                           --------------------     --------------------     --------------------
     Net increase (decrease) in net assets from
         operations .. . . . . . . . . . . . . . . . . . . $              7,882     $              3,589     $                 26
                                                           --------------------     --------------------     --------------------
                                                           --------------------     --------------------     --------------------



**Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                                 INHEIRITAGE ACCOUNT


                                                                                         EQUITY INDEX
                                                                                         SUB-ACCOUNT 4
                                                           ----------------------------------------------------------------------
                                                               FOR THE NINE               FOR THE
                                                               MONTHS ENDED              YEAR ENDED             FOR THE PERIOD
                                                            9/30/97 (UNAUDITED)            12/31/96         10/19/95* TO 12/31/95
                                                           --------------------     --------------------    ---------------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . $              1,663     $              2,298     $                  -

EXPENSES :
  Mortality and expense risk fee .  .. . . . . . . . . . .                  785                      363                       22
  Administrative expenses  . . . . . . . . . . . . . . . .                  222                      101                        6
                                                           --------------------     --------------------     --------------------
    Total expenses.. . . . . . . . . . . . . . . . . . . .                1,007                      464                       28
                                                           --------------------     --------------------     --------------------

  Net investment income (loss)  .. . . . . . . . . . . . .                 656                     1,834                      (28)
                                                           --------------------     --------------------     --------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . .                    -                        -                        -
  Net realized gain (loss) from sales of investments . . .               18,662                    5,463                   (1,224)
                                                           --------------------     --------------------     --------------------
    Net realized gain (loss) from gain distributions
       and sales of investments  . . . . . . . . . . . . .               18,662                    5,463                   (1,224)
  Net unrealized gain (loss) . . . . . . . . . . . . . . .               11,857                     (927)                     (26)
                                                           --------------------     --------------------     --------------------

     Net realized and unrealized  gain (loss) on
       investments . . . . . . . . . . . . . . . . . . . .               30,519                    4,356                   (1,250)
                                                           --------------------     --------------------     --------------------
     Net increase (decrease) in net assets from
       operations .. . . . . . . . . . . . . . . . . . . . $             31,175     $              6,370     $             (1,278)
                                                           --------------------     --------------------     --------------------
                                                           --------------------     --------------------     --------------------




                                                                                      GOVERNMENT BOND
                                                                                       SUB-ACCOUNT 5
                                                           ----------------------------------------------------------------------
                                                               FOR THE NINE               FOR THE
                                                               MONTHS ENDED              YEAR ENDED             FOR THE PERIOD
                                                            9/30/97 (UNAUDITED)           12/31/96          10/19/95* TO 12/31/95
                                                           --------------------     --------------------    ---------------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . $                254     $                307     $                 78

EXPENSES :
  Mortality and expense risk fee .  .. . . . . . . . . . .                   39                       49                        6
  Administrative expenses  . . . . . . . . . . . . . . . .                   10                       14                        2
                                                           --------------------     --------------------     --------------------
    Total expenses.. . . . . . . . . . . . . . . . . . . .                   49                       63                        8
                                                           --------------------     --------------------     --------------------

  Net investment income (loss)  .. . . . . . . . . . . . .                  205                      244                       70
                                                           --------------------     --------------------     --------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . .                    -                        -                        -
  Net realized gain (loss) from sales of investments . . .                    -                      (36)                       -
                                                           --------------------     --------------------     --------------------
    Net realized gain (loss) from gain distributions
       and sales of investments  . . . . . . . . . . . . .                    -                      (36)                       -
  Net unrealized gain (loss) . . . . . . . . . . . . . . .                   25                      (65)                       6
                                                           --------------------     --------------------     --------------------

     Net realized and unrealized  gain (loss) on
       investments . . . . . . . . . . . . . . . . . . . .                   25                     (101)                       6
                                                           --------------------     --------------------     --------------------
     Net increase (decrease) in net assets from
       operations .. . . . . . . . . . . . . . . . . . . . $                230     $                143     $                 76
                                                           --------------------     --------------------     --------------------
                                                           --------------------     --------------------     --------------------




                                                                                 SELECT AGGRESSIVE GROWTH
                                                                                        SUB-ACCOUNT 6
                                                           ----------------------------------------------------------------------
                                                               FOR THE NINE               FOR THE
                                                               MONTHS ENDED              YEAR ENDED             FOR THE PERIOD
                                                            9/30/97 (UNAUDITED)            12/31/96          8/28/96* TO 12/31/95
                                                           --------------------     --------------------     --------------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . $              3,068     $              7,614     $                 30

EXPENSES :
  Mortality and expense risk fee . . . . . . . . . . . . .                1,320                      681                       30
  Administrative expenses  . . . . . . . . . . . . . . . .                  373                      189                        8
                                                           --------------------     --------------------     --------------------
    Total expenses.. . . . . . . . . . . . . . . . . . . .                1,693                      870                       38
                                                           --------------------     --------------------     --------------------

  Net investment income (loss)  .. . . . . . . . . . . . .                1,373                    6,744                      (38)
                                                           --------------------     --------------------     --------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . .                    -                        -                        -
  Net realized gain (loss) from sales of investments . . .               27,427                   15,832                        -
                                                           --------------------     --------------------     --------------------
    Net realized gain (loss) from gain distributions
        and sales of investments  .. . . . . . . . . . . .               27,427                   15,832                        -
  Net unrealized gain (loss) . . . . . . . . . . . . . . .               43,088                   (5,567)                     (74)
                                                           --------------------     --------------------     --------------------

     Net realized and unrealized  gain (loss) on
        investments. . . . . . . . . . . . . . . . . . . .               70,515                   10,265                      (74)-
                                                           --------------------     --------------------     --------------------
     Net increase (decrease) in net assets from
         operations .. . . . . . . . . . . . . . . . . . . $             71,888     $             17,009     $               (112)
                                                           --------------------     --------------------     --------------------
                                                           --------------------     --------------------     --------------------



**Date of initial investment.

   The accompanying notes are an integral part of these financial statements.


                                                          INHEIRITAGE ACCOUNT

                                                  STATEMENTS OF OPERATIONS (CONTINUED)


                                                                                               SELECT GROWTH
                                                                                               SUB-ACCOUNT 7
                                                             ----------------------------------------------------------------------
                                                                 FOR THE NINE                FOR THE
                                                                 MONTHS ENDED              YEAR ENDED             FOR THE PERIOD
                                                              9/30/97 (UNAUDITED)            12/31/96          8/28/95* TO 12/31/95
                                                             --------------------     --------------------     --------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . .   $                678     $              3,756     $                  1


EXPENSES:
  Mortality and expense risk fee . . . . . . . . . . . . .                    614                      139                       24
  Administrative expenses. . . . . . . . . . . . . . . . .                    173                       38                        7
                                                             --------------------     --------------------     --------------------
    Total expenses . . . . . . . . . . . . . . . . . . . .                    787                      177                       31
                                                             --------------------     --------------------     --------------------

  Net investment income (loss) . . . . . . . . . . . . . .                   (109)                   3,579                      (30)
                                                             --------------------     --------------------     --------------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . .                      -                        -                        -
  Net realized gain (loss) from sales of investments . . .                  7,764                    3,602                        -
                                                             --------------------     --------------------     --------------------
    Net realized gain (loss) from gain distributions
       and sales of investments. . . . . . . . . . . . . .                  7,764                    3,602                        -
  Net unrealized gain (loss) . . . . . . . . . . . . . . .                 20,585                   (2,989)                    (317)
                                                             --------------------     --------------------     --------------------

     Net realized and unrealized  gain (loss) on
       investments . . . . . . . . . . . . . . . . . . . .                 28,349                      613                     (317)
                                                             --------------------     --------------------     --------------------
     Net increase (decrease) in net assets from
       operations. . . . . . . . . . . . . . . . . . . . .   $             28,240     $              4,192     $               (347)
                                                             --------------------     --------------------     --------------------
                                                             --------------------     --------------------     --------------------



                                                                                     SELECT GROWTH AND INCOME
                                                                                           SUB-ACCOUNT 8
                                                             ----------------------------------------------------------------------
                                                                  FOR THE NINE                FOR THE
                                                                  MONTHS ENDED              YEAR ENDED            FOR THE PERIOD
                                                              9/30/97 (UNAUDITED)            12/31/96           9/8/95* TO 12/31/95
                                                             --------------------     --------------------     --------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . .   $              2,245     $              4,778     $              1,150


EXPENSES:
  Mortality and expense risk fee . . . . . . . . . . . . .                    623                      284                       12
  Administrative expenses. . . . . . . . . . . . . . . . .                    176                       79                        3
                                                             --------------------     --------------------     --------------------
    Total expenses . . . . . . . . . . . . . . . . . . . .                    799                      363                       15
                                                             --------------------     --------------------     --------------------

  Net investment income (loss) . . . . . . . . . . . . . .                  1,446                    4,415                    1,135
                                                             --------------------     --------------------     --------------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . .                      -                        -                        -
  Net realized gain (loss) from sales of investments . . .                    390                     (255)                      86
                                                             --------------------     --------------------     --------------------
    Net realized gain (loss) from gain distributions
       and sales of investments. . . . . . . . . . . . . .                    390                     (255)                      86
  Net unrealized gain (loss) . . . . . . . . . . . . . . .                 15,772                    1,076                     (834)
                                                             --------------------     --------------------     --------------------

     Net realized and unrealized  gain (loss) on
       investments . . . . . . . . . . . . . . . . . . . .                 16,162                      821                     (748)
                                                             --------------------     --------------------     --------------------
     Net increase (decrease) in net assets from
       operations. . . . . . . . . . . . . . . . . . . . .   $             17,608     $              5,236     $                387
                                                             --------------------     --------------------     --------------------
                                                             --------------------     --------------------     --------------------




                                                                                       SMALL MID-CAP VALUE
                                                                                           SUB-ACCOUNT 9
                                                             ----------------------------------------------------------------------
                                                                  FOR THE NINE                FOR THE
                                                                  MONTHS ENDED              YEAR ENDED             FOR THE PERIOD
                                                              9/30/97 (UNAUDITED)            12/31/96          9/15/95* TO 12/31/95
                                                             --------------------     --------------------     --------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . .   $                556     $              1,667     $                290


EXPENSES:
  Mortality and expense risk fee . . . . . . . . . . . . .                    676                      189                       21
  Administrative expenses. . . . . . . . . . . . . . . . .                    190                       53                        6
                                                             --------------------     --------------------     --------------------
    Total expenses . . . . . . . . . . . . . . . . . . . .                    866                      242                       27
                                                             --------------------     --------------------     --------------------

  Net investment income (loss) . . . . . . . . . . . . . .                   (310)                   1,425                      263
                                                             --------------------     --------------------     --------------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . .                      -                        -                        -
  Net realized gain (loss) from sales of investments . . .                 14,555                    3,045                        -
                                                             --------------------     --------------------     --------------------
    Net realized gain (loss) from gain distributions
       and sales of investments. . . . . . . . . . . . . .                 14,555                    3,045                        -
  Net unrealized gain (loss) . . . . . . . . . . . . . . .                 12,670                      (26)                    (121)
                                                             --------------------     --------------------     --------------------

     Net realized and unrealized  gain (loss) on
       investments . . . . . . . . . . . . . . . . . . . .                 27,225                    3,019                     (121)
                                                             --------------------     --------------------     --------------------
     Net increase (decrease) in net assets from
       operations. . . . . . . . . . . . . . . . . . . . .   $             26,915     $              4,444     $                142
                                                             --------------------     --------------------     --------------------
                                                             --------------------     --------------------     --------------------

**Formerly Small Cap Value Fund. See Note 1
**Date of initial investment.

                                     The accompanying notes are an integral part of these financial statements.


                                                          INHEIRITAGE ACCOUNT

                                                  STATEMENTS OF OPERATIONS (CONTINUED)


                                                                                  SELECT INTERNATIONAL EQUITY
                                                                                        SUB-ACCOUNT 11
                                                             ----------------------------------------------------------------------
                                                                                                   FOR THE YEAR ENDED
                                                                 FOR THE NINE                           DECEMBER 31,
                                                                 MONTHS ENDED         ---------------------------------------------
                                                              9/30/97 (UNAUDITED)            1996                      1995
                                                             --------------------     --------------------     --------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . .   $              1,041     $              1,184     $                  1


EXPENSES :
  Mortality and expense risk fee . . . . . . . . . . . . .                    741                      214                        1
  Administrative expenses. . . . . . . . . . . . . . . . .                    209                       59                        -
                                                             --------------------     --------------------     --------------------
    Total expenses . . . . . . . . . . . . . . . . . . . .                    950                      273                        1
                                                             --------------------     --------------------     --------------------

  Net investment income (loss) . . . . . . . . . . . . . .                     91                      911                        -
                                                             --------------------     --------------------     --------------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . .                     -                        -                        -
  Net realized gain (loss) from sales of investments . . .                  2,565                      685
                                                             --------------------     --------------------     --------------------
    Net realized gain (loss) from gain distributions
       and sales of investments. . . . . . . . . . . . . .                  2,565                      685                        -
  Net unrealized gain (loss) . . . . . . . . . . . . . . .                  9,191                    3,572                       17
                                                             --------------------     --------------------     --------------------

     Net realized and unrealized  gain (loss) on
       investments . . . . . . . . . . . . . . . . . . . .                 11,756                    4,257                       17
                                                             --------------------     --------------------     --------------------
     Net increase (decrease) in net assets from
       operations. . . . . . . . . . . . . . . . . . . . .   $             11,847     $              5,168     $                 17
                                                             --------------------     --------------------     --------------------
                                                             --------------------     --------------------     --------------------



                                                                                     SELECT CAPITAL APPRECIATION
                                                                                           SUB-ACCOUNT 12
                                                             ----------------------------------------------------------------------
                                                                 FOR THE NINE               FOR THE
                                                                 MONTHS ENDED              YEAR ENDED             FOR THE PERIOD
                                                              9/30/97 (UNAUDITED)           12/31/96           4/28/95* TO 12/31/95
                                                             --------------------     --------------------     --------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . .   $                  -     $                 28     $                 86


EXPENSES :
  Mortality and expense risk fee . . . . . . . . . . . . .                    536                      165                       10
  Administrative expenses. . . . . . . . . . . . . . . . .                    151                       46                        3
                                                             --------------------     --------------------     --------------------
    Total expenses . . . . . . . . . . . . . . . . . . . .                    687                      211                       13
                                                             --------------------     --------------------     --------------------

  Net investment income (loss) . . . . . . . . . . . . . .                   (687)                    (183)                      73
                                                             --------------------     --------------------     --------------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . .                      -                        -                        -
  Net realized gain (loss) from sales of investments . . .                    372                     (724)                       1
                                                             --------------------     --------------------     --------------------
    Net realized gain (loss) from gain distributions
       and sales of investments. . . . . . . . . . . . . .                    372                     (724)                       1
  Net unrealized gain (loss) . . . . . . . . . . . . . . .                 17,313                     (814)                     322
                                                             --------------------     --------------------     --------------------

     Net realized and unrealized  gain (loss) on
       investments . . . . . . . . . . . . . . . . . . . .                 17,685                   (1,538)                     323
                                                             --------------------     --------------------     --------------------
     Net increase (decrease) in net assets from
       operations. . . . . . . . . . . . . . . . . . . . .   $             16,998     $             (1,721)    $                396
                                                             --------------------     --------------------     --------------------
                                                             --------------------     --------------------     --------------------



                                                                                        VIPF HIGH INCOME
                                                                                         SUB-ACCOUNT 102
                                                             ----------------------------------------------------------------------
                                                                  FOR THE NINE              FOR THE
                                                                 MONTHS ENDED             YEAR ENDED              FOR THE PERIOD
                                                              9/30/97 (UNAUDITED)          12/31/96            12/5/95* TO 12/31/95
                                                             --------------------     --------------------     --------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . .   $              6,061     $              1,470     $                  -


EXPENSES :
  Mortality and expense risk fee . . . . . . . . . . . . .                    788                      506                        9
  Administrative expenses. . . . . . . . . . . . . . . . .                    222                      141                        3
                                                             --------------------     --------------------     --------------------
    Total expenses . . . . . . . . . . . . . . . . . . . .                  1,010                      647                       12
                                                             --------------------     --------------------     --------------------

  Net investment income (loss) . . . . . . . . . . . . . .                  5,051                      823                      (12)
                                                             --------------------     --------------------     --------------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . .                      -                        -                        -
  Net realized gain (loss) from sales of investments . . .                 12,730                    5,531                        -
                                                             --------------------     --------------------     --------------------
    Net realized gain (loss) from gain distributions
       and sales of investments. . . . . . . . . . . . . .                 12,730                    5,531                        -
  Net unrealized gain (loss) . . . . . . . . . . . . . . .                  2,287                      625                      138
                                                             --------------------     --------------------     --------------------

     Net realized and unrealized  gain (loss) on
       investments . . . . . . . . . . . . . . . . . . . .                 15,017                    6,156                      138
                                                             --------------------     --------------------     --------------------
     Net increase (decrease) in net assets from
       operations. . . . . . . . . . . . . . . . . . . . .   $             20,068     $              6,979     $                126
                                                             --------------------     --------------------     --------------------
                                                             --------------------     --------------------     --------------------
**Date of initial investment.

                                     The accompanying notes are an integral part of these financial statements.



                                                         INHEIRITAGE ACCOUNT

                                                 STATEMENTS OF OPERATIONS (CONTINUED)




                                                                                       VIPF EQUITY INCOME
                                                                                         SUB-ACCOUNT 103
                                                            ----------------------------------------------------------------------
                                                                 FOR THE NINE               FOR THE
                                                                 MONTHS ENDED              YEAR ENDED             FOR THE PERIOD
                                                             9/30/97 (UNAUDITED)            12/31/96          9/15/95* TO 12/31/95
                                                            --------------------     --------------------     --------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . .  $             15,412     $              2,654     $                 85

EXPENSES:
  Mortality and expense risk fee . . . . . . . . . . . . .                 1,283                      815                       25
  Administrative expenses. . . . . . . . . . . . . . . . .                   361                      227                        7
                                                            --------------------     --------------------     --------------------
    Total expenses . . . . . . . . . . . . . . . . . . . .                 1,644                    1,042                       32
                                                            --------------------     --------------------     --------------------

  Net investment income (loss) . . . . . . . . . . . . . .                13,768                    1,612                       53
                                                            --------------------     --------------------     --------------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . .                     -                        -                        -
  Net realized gain (loss) from sales of investments . . .                   164                     (844)                       1
                                                            --------------------     --------------------     --------------------
    Net realized gain (loss) from gain distributions
       and sales of investments. . . . . . . . . . . . . .                   164                     (844)                       1
  Net unrealized gain (loss) . . . . . . . . . . . . . . .                28,820                    9,822                      673
                                                            --------------------     --------------------     --------------------

     Net realized and unrealized  gain (loss) on
       investments . . . . . . . . . . . . . . . . . . . .                28,984                    8,978                      674
                                                            --------------------     --------------------     --------------------
     Net increase (decrease) in net assets from
       operations. . . . . . . . . . . . . . . . . . . . .  $             42,752     $            10,590      $                727
                                                            --------------------     --------------------     --------------------
                                                            --------------------     --------------------     --------------------



                                                                                       VIPF EQUITY INCOME
                                                                                         SUB-ACCOUNT 104
                                                            ----------------------------------------------------------------------
                                                                 FOR THE NINE               FOR THE
                                                                 MONTHS ENDED              YEAR ENDED             FOR THE PERIOD
                                                             9/30/97 (UNAUDITED)            12/31/96          9/15/95* TO 12/31/95
                                                            --------------------     --------------------     --------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . .  $              6,630     $              5,578     $                  0
                                                            --------------------     --------------------     --------------------

EXPENSES:
  Mortality and expense risk fee . . . . . . . . . . . . .                 1,454                    1,017                       46
  Administrative expenses. . . . . . . . . . . . . . . . .                   410                      282                       12
                                                            --------------------     --------------------     --------------------
    Total expenses . . . . . . . . . . . . . . . . . . . .                 1,864                    1,299                       58
                                                            --------------------     --------------------     --------------------

  Net investment income (loss) . . . . . . . . . . . . . .                 4,766                    4,279                      (58)
                                                            --------------------     --------------------     --------------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . .                     -                        -                        -
  Net realized gain (loss) from sales of investments . . .                 1,115                      (57)                       -
                                                            --------------------     --------------------     --------------------
    Net realized gain (loss) from gain distributions
       and sales of investments. . . . . . . . . . . . . .                 1,115                      (57)                       -
  Net unrealized gain (loss) . . . . . . . . . . . . . . .                41,641                   11,462                     (947)
                                                            --------------------     --------------------     --------------------

     Net realized and unrealized  gain (loss) on
       investments . . . . . . . . . . . . . . . . . . . .                42,756                   11,405                     (947)
                                                            --------------------     --------------------     --------------------
     Net increase (decrease) in net assets from
       operations. . . . . . . . . . . . . . . . . . . . .  $             47,522     $             15,684     $             (1,005)
                                                            --------------------     --------------------     --------------------
                                                            --------------------     --------------------     --------------------



                                                                                         VIPF OVERSEAS
                                                                                         SUB-ACCOUNT 105
                                                            ----------------------------------------------------------------------
                                                                 FOR THE NINE               FOR THE
                                                                 MONTHS ENDED              YEAR ENDED             FOR THE PERIOD
                                                             9/30/97 (UNAUDITED)            12/31/96          9/15/95* TO 12/31/95
                                                            --------------------     --------------------     --------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . .  $                426     $                 32     $                  -


EXPENSES:
  Mortality and expense risk fee . . . . . . . . . . . . .                    93                       27                       9
  Administrative expenses. . . . . . . . . . . . . . . . .                    26                        7                       2
                                                            --------------------     --------------------     --------------------
    Total expenses . . . . . . . . . . . . . . . . . . . .                   119                       34                      11
                                                            --------------------     --------------------     --------------------

  Net investment income (loss) . . . . . . . . . . . . . .                   307                       (2)                    (11)
                                                            --------------------     --------------------     --------------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . .                     -                        -                       -
  Net realized gain (loss) from sales of investments . . .                 9,534                      338                     339
                                                            --------------------     --------------------     --------------------
    Net realized gain (loss) from gain distributions
       and sales of investments. . . . . . . . . . . . . .                  9,534                      338                     339
   Net unrealized gain (loss). . . . . . . . . . . . . . .                    100                      267                     (35)
                                                             --------------------     --------------------     -------------------

     Net realized and unrealized  gain (loss) on
       investments . . . . . . . . . . . . . . . . . . . .                  9,634                      605                     304
                                                             --------------------     --------------------     -------------------

     Net increase (decrease) in net assets from
       operations. . . . . . . . . . . . . . . . . . . . .   $              9,941     $                603     $               293
                                                             --------------------     --------------------     -------------------
                                                             --------------------     --------------------     -------------------


                                       The accompanying notes are an integral part of these financial statements.



** Date of initial investment.

                                                         INHEIRITAGE ACCOUNT

                                                STATEMENTS OF OPERATIONS (CONTINUED)



                                                                                          VIPF II ASSET
                                                                                    MANAGER SUB-ACCOUNT 106
                                                            ----------------------------------------------------------------------
                                                                 FOR THE NINE               FOR THE
                                                                 MONTHS ENDED              YEAR ENDED             FOR THE PERIOD
                                                             9/30/97 (UNAUDITED)            12/31/96          5/10/95* TO 12/31/95
                                                            --------------------     --------------------     --------------------

INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . .  $              1,418     $                178     $                  2


EXPENSES :
  Mortality and expense risk fee . . . . . . . . . . . . .                   149                       58                        4
  Administrative expenses. . . . . . . . . . . . . . . . .                    42                       16                        1
                                                            --------------------     --------------------     --------------------
    Total expenses . . . . . . . . . . . . . . . . . . . .                   191                       74                        5
                                                            --------------------     --------------------     --------------------

  Net investment income (loss) . . . . . . . . . . . . . .                 1,227                      104                       (3)
                                                            --------------------     --------------------     --------------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . .                     -                        -                        -
  Net realized gain (loss) from sales of investments . . .                    16                       17                        -
                                                            --------------------     --------------------     --------------------
    Net realized gain (loss) from gain distributions
       and sales of investments. . . . . . . . . . . . . .                    16                       17                        -
  Net unrealized gain (loss) . . . . . . . . . . . . . . .                 2,957                      750                       87
                                                            --------------------     --------------------     --------------------

     Net realized and unrealized  gain (loss) on
       investments . . . . . . . . . . . . . . . . . . . .                 2,973                      767                       87
                                                            --------------------     --------------------     --------------------
     Net increase (decrease) in net assets from
       operations. . . . . . . . . . . . . . . . . . . . .  $              4,200     $                871     $                 84
                                                            --------------------     --------------------     --------------------
                                                            --------------------     --------------------     --------------------



                                                                               T. ROWE PRICE INTERNATIONAL STOCK
                                                                                        SUB-ACCOUNT 150
                                                            ----------------------------------------------------------------------
                                                                FOR THE NINE                FOR THE
                                                                MONTHS ENDED               YEAR ENDED             FOR THE PERIOD
                                                             9/30/97 (UNAUDITED)            12/31/96           9/15/95* TO 8/28/95
                                                            --------------------     --------------------     --------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . .  $                  -     $                271     $                  -


EXPENSES :
  Mortality and expense risk fee . . . . . . . . . . . . .                   393                      102                        2
  Administrative expenses. . . . . . . . . . . . . . . . .                   111                       28                        1
                                                            --------------------     --------------------     --------------------
    Total expenses . . . . . . . . . . . . . . . . . . . .                   504                      130                        3
                                                            --------------------     --------------------     --------------------

  Net investment income (loss) . . . . . . . . . . . . . .                  (504)                     141                       (3)
                                                            --------------------     --------------------     --------------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . .                     -                        -                        -
  Net realized gain (loss) from sales of investments . . .                 8,886                    3,240                        -
                                                            --------------------     --------------------     --------------------
    Net realized gain (loss) from gain distributions
       and sales of investments. . . . . . . . . . . . . .                 8,886                    3,240                        -
  Net unrealized gain (loss) . . . . . . . . . . . . . . .                   360                      (74)                      23
                                                            --------------------     --------------------     --------------------

     Net realized and unrealized  gain (loss) on
       investments . . . . . . . . . . . . . . . . . . . .                 9,246                    3,166                       23
                                                            --------------------     --------------------     --------------------
     Net increase (decrease) in net assets from
       operations. . . . . . . . . . . . . . . . . . . . .  $              8,742     $              3,307     $                 20
                                                            --------------------     --------------------     --------------------
                                                            --------------------     --------------------     --------------------



                                                                                   DGPF INTERNATIONAL EQUITY
                                                                                        SUB-ACCOUNT 207
                                                            ----------------------------------------------------------------------
                                                                FOR THE NINE               FOR THE
                                                                MONTHS ENDED              YEAR ENDED            FOR THE PERIOD
                                                             9/30/97 (UNAUDITED)           12/31/96          10/19/95* TO 12/31/95
                                                            --------------------     --------------------    ---------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . .  $              1,076     $                742    $                   -


EXPENSES :
  Mortality and expense risk fee . . . . . . . . . . . . .                   403                      180                        6
  Administrative expenses. . . . . . . . . . . . . . . . .                   114                       50                        2
                                                            --------------------     --------------------     --------------------
    Total expenses . . . . . . . . . . . . . . . . . . . .                   517                      230                        8
                                                            --------------------     --------------------     --------------------

  Net investment income (loss) . . . . . . . . . . . . . .                   559                      512                       (8)
                                                            --------------------     --------------------     --------------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . .                     -                        -                        -
  Net realized gain (loss) from sales of investments . . .                   931                       12                        -
                                                            --------------------     --------------------     --------------------
    Net realized gain (loss) from gain distributions
       and sales of investments. . . . . . . . . . . . . .                   931                       12                        -
  Net unrealized gain (loss) . . . . . . . . . . . . . . .                 7,644                    2,667                      169
                                                            --------------------     --------------------     --------------------

     Net realized and unrealized  gain (loss) on
       investments . . . . . . . . . . . . . . . . . . . .                 8,575                    2,679                      169
                                                            --------------------     --------------------     --------------------
     Net increase (decrease) in net assets from
       operations. . . . . . . . . . . . . . . . . . . . .  $              9,134     $              3,191     $                161
                                                            --------------------     --------------------     --------------------
                                                            --------------------     --------------------     --------------------

** Date of initial investment.

(a) For the period ended December 31,1995, there were no transactions for Sub-Account 2.

(b) For the periods ended December 31, 1995 and 1996, there were no transactions for Sub-Account 10.

    The accompanying notes are an integral part of these financial statements.

                                 INHEIRITAGE ACCOUNT

                         STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                 GROWTH
                                                                                              SUB-ACCOUNT 1
                                                                        -----------------------------------------------------------
                                                                               NINE
                                                                           MONTHS ENDED        YEAR ENDED            PERIOD FROM
                                                                        9/30/97 (UNAUDITED)     12/31/96       9/15/95* TO 12/31/95
                                                                        -------------------    ------------------------------------
INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $             3,106    $         5,474         $        624
    Net realized gain (loss) on investments. . . . . . . . . . . . . .  $             8,690               (915)                   -
    Net unrealized gain (loss) on investments. . . . . . . . . . . . .  $            10,272              1,497                 (223)
                                                                        -------------------    ------------------------------------
    Net increase (decrease)  in net assets from operations . . . . . .               22,068              6,056                  401
                                                                        -------------------    ------------------------------------
  FROM  CAPITAL TRANSACTIONS :
    Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . . .               28,960             22,048                2,038
    Terminations . . . . . . . . . . . . . . . . . . . . . . . . . . .                    -                  -                    -
    Insurance charges. . . . . . . . . . . . . . . . . . . . . . . . .                 (404)                 -                    -
    Other transfers from (to)  the General Account of First Allmerica
       Financial Life Insurance  Company (Sponsor) . . . . . . . . . .              121,339             23,612                6,522
    Net increase (decrease) in investment by First Allmerica Financial
       Life Insurance  Company (Sponsor) . . . . . . . . . . . . . . .                    -                  -                    -
                                                                        -------------------    ------------------------------------
    Net increase (decrease) in net assets from capital transactions. .              149,895             45,660                8,560
                                                                        -------------------    ------------------------------------

    Net increase (decrease) in net assets. . . . . . . . . . . . . . .              171,963             51,716                8,961

NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . .               60,677              8,961                    -
                                                                        -------------------    ------------------------------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           232,640    $        60,677         $      8,961
                                                                        -------------------    ------------------------------------
                                                                        -------------------    ------------------------------------


                                                                                        INVESTMENT GRADE INCOME
                                                                                              SUB-ACCOUNT 2
                                                                        -----------------------------------------------------------
                                                                               NINE
                                                                           MONTHS ENDED        YEAR ENDED          YEAR ENDED
                                                                        9/30/97 (UNAUDITED)     12/31/96            12/31/95*
                                                                        -------------------    ------------------------------------
INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $                66    $             -         $          -
    Net realized gain (loss) on investments. . . . . . . . . . . . . .                    -                  -                    -
    Net unrealized gain (loss) on investments. . . . . . . . . . . . .                   36                 (1)                   -
                                                                        -------------------    ------------------------------------
    Net increase (decrease)  in net assets from operations . . . . . .                  102                 (1)                   -
                                                                        -------------------    ------------------------------------
  FROM  CAPITAL TRANSACTIONS :
    Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . . .                2,229                 85                    -
    Terminations . . . . . . . . . . . . . . . . . . . . . . . . . . .                    -                  -                    -
    Insurance charges. . . . . . . . . . . . . . . . . . . . . . . . .                  (48)                 -                    -
    Other transfers from (to)  the General Account of First Allmerica
       Financial Life Insurance  Company (Sponsor) . . . . . . . . . .                    5                 (4)                   -
    Net increase (decrease) in investment by First Allmerica Financial
       Life Insurance  Company (Sponsor) . . . . . . . . . . . . . . .                    -                  -                    -
                                                                        -------------------    ------------------------------------
    Net increase (decrease) in net assets from capital transactions. .                2,186                 81                    -
                                                                        -------------------    ------------------------------------

    Net increase (decrease) in net assets. . . . . . . . . . . . . . .                2,288                 80                    -

NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . .                   80                  -                    -
                                                                        -------------------    ------------------------------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $             2,368    $            80         $          -
                                                                        -------------------    ------------------------------------
                                                                        -------------------    ------------------------------------


                                                                                              MONEY MARKET
                                                                                              SUB-ACCOUNT 3
                                                                        -----------------------------------------------------------
                                                                               NINE
                                                                           MONTHS ENDED        YEAR ENDED            PERIOD FROM
                                                                        9/30/97 (UNAUDITED)     12/31/96      11/20/95* TO 12/31/96
                                                                        -------------------    ------------------------------------
INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $             7,882    $         3,589         $         26
    Net realized gain (loss) on investments. . . . . . . . . . . . . .                    -                  -                    -
    Net unrealized gain (loss) on investments. . . . . . . . . . . . .                    -                  -                    -
                                                                        -------------------    ------------------------------------
    Net increase (decrease)  in net assets from operations . . . . . .                7,882              3,589                   26
                                                                        -------------------    ------------------------------------
  FROM  CAPITAL TRANSACTIONS :
    Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . . .              245,191             71,860                  971
    Terminations . . . . . . . . . . . . . . . . . . . . . . . . . . .                    -                  -                    -
    Insurance charges. . . . . . . . . . . . . . . . . . . . . . . . .               (5,268)                 -                    -
    Other transfers from (to)  the General Account of First Allmerica
       Financial Life Insurance  Company (Sponsor) . . . . . . . . . .             (188,849)           203,620                  (35)
    Net increase (decrease) in investment by First Allmerica Financial
       Life Insurance  Company (Sponsor) . . . . . . . . . . . . . . .                    -                  -                    -
                                                                        -------------------    ------------------------------------
    Net increase (decrease) in net assets from capital transactions. .               51,074            275,480                  936
                                                                        -------------------    ------------------------------------

    Net increase (decrease) in net assets. . . . . . . . . . . . . . .               58,956            279,069                  962

NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . .              280,031                962                    -
                                                                        -------------------    ------------------------------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           338,987    $       280,031         $        962
                                                                        -------------------    ------------------------------------
                                                                        -------------------    ------------------------------------


   **Date of initial investment.


      The accompanying notes are an integral part of these financial statements.

                                 INHEIRITAGE ACCOUNT

                                                                                             EQUITY INDEX
                                                                                             SUB-ACCOUNT 4
                                                                        -----------------------------------------------------------
                                                                               NINE
                                                                           MONTHS ENDED        YEAR ENDED            PERIOD FROM
                                                                        9/30/97 (UNAUDITED)     12/31/96      10/19/96* TO 12/31/96
                                                                        -------------------    ------------------------------------
INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $               656    $         1,834       $          (28)
    Net realized gain (loss) on investments. . . . . . . . . . . . . .               18,662              5,463               (1,224)
    Net unrealized gain (loss) on investments. . . . . . . . . . . . .               11,857               (927)                 (26)
                                                                        -------------------    ------------------------------------
    Net increase (decrease)  in net assets from operations . . . . . .               31,175              6,370               (1,278)
                                                                        -------------------    ------------------------------------
  FROM  CAPITAL TRANSACTIONS :
    Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . . .               50,952              8,653               71,958
    Terminations . . . . . . . . . . . . . . . . . . . . . . . . . . .                    -                  -                    -
    Insurance charges. . . . . . . . . . . . . . . . . . . . . . . . .              (11,212)                 -                    -
    Other transfers from (to)  the General Account of First Allmerica
       Financial Life Insurance  Company (Sponsor) . . . . . . . . . .              115,598             29,518              (56,843)
    Net increase (decrease) in investment by First Allmerica Financial
       Life Insurance  Company (Sponsor) . . . . . . . . . . . . . . .                    -                  -                    -
                                                                        -------------------    ------------------------------------
    Net increase (decrease) in net assets from capital transactions. .              155,338             38,171               15,115
                                                                        -------------------    ------------------------------------

    Net increase (decrease) in net assets. . . . . . . . . . . . . . .              186,513             44,541               13,837

NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . .               58,378             13,837                    -
                                                                        -------------------    ------------------------------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           244,891    $        58,378       $       13,837
                                                                        -------------------    ------------------------------------
                                                                        -------------------    ------------------------------------



                                                                                              GOVERNMENT BOND
                                                                                               SUB-ACCOUNT 5
                                                                        -----------------------------------------------------------
                                                                               NINE
                                                                           MONTHS ENDED        YEAR ENDED            PERIOD FROM
                                                                        9/30/97 (UNAUDITED)     12/31/96       10/9/95 TO 12/31/95
                                                                        -------------------    ------------------------------------
INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $               205    $           244       $           70
    Net realized gain (loss) on investments. . . . . . . . . . . . . .                    -                (36)                   -
    Net unrealized gain (loss) on investments. . . . . . . . . . . . .                   25                (65)                   6
                                                                        -------------------    ------------------------------------
    Net increase (decrease)  in net assets from operations . . . . . .                  230                143                   76
                                                                        -------------------    ------------------------------------
  FROM  CAPITAL TRANSACTIONS :
    Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . . .                    -              3,490                2,326
    Terminations . . . . . . . . . . . . . . . . . . . . . . . . . . .                    -                  -                    -
    Insurance charges. . . . . . . . . . . . . . . . . . . . . . . . .                   (6)                 -                    -
    Other transfers from (to)  the General Account of First Allmerica
       Financial Life Insurance  Company (Sponsor) . . . . . . . . . .                    -             (2,939)               2,647
    Net increase (decrease) in investment by First Allmerica Financial
       Life Insurance  Company (Sponsor) . . . . . . . . . . . . . . .                    -                  -                    -
                                                                        -------------------    ------------------------------------
    Net increase (decrease) in net assets from capital transactions. .                   (6)               551                4,973
                                                                        -------------------    ------------------------------------

    Net increase (decrease) in net assets. . . . . . . . . . . . . . .                  224                694                5,049

NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . .                5,743              5,049                    -
                                                                        -------------------    ------------------------------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $             5,967    $         5,743       $        5,049
                                                                        -------------------    ------------------------------------
                                                                        -------------------    ------------------------------------





                                                                                       SELECT AGGRESSIVE GROWTH
                                                                                              SUB-ACCOUNT 6
                                                                        -----------------------------------------------------------
                                                                               NINE
                                                                           MONTHS ENDED        YEAR ENDED            PERIOD FROM
                                                                        9/30/97 (UNAUDITED)     12/31/96       8/28/95 TO 12/31/95
                                                                        -------------------    ------------------------------------
INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $             1,373    $         6,744       $          (38)
    Net realized gain (loss) on investments. . . . . . . . . . . . . .               27,427             15,832                    -
    Net unrealized gain (loss) on investments. . . . . . . . . . . . .               43,088             (5,567)                 (74)
                                                                        -------------------    ------------------------------------
    Net increase (decrease)  in net assets from operations . . . . . .               71,888             17,009                 (112)
                                                                        -------------------    ------------------------------------
  FROM  CAPITAL TRANSACTIONS :
    Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . . .               29,790             45,627                3,536
    Terminations . . . . . . . . . . . . . . . . . . . . . . . . . . .               (3,454)                 -                    -
    Insurance charges. . . . . . . . . . . . . . . . . . . . . . . . .                 (719)                 -                    -
    Other transfers from (to)  the General Account of First Allmerica
       Financial Life Insurance  Company (Sponsor) . . . . . . . . . .               85,334             40,948               13,385
    Net increase (decrease) in investment by First Allmerica Financial
       Life Insurance  Company (Sponsor) . . . . . . . . . . . . . . .                    -                  -                    -
                                                                        -------------------    ------------------------------------
    Net increase (decrease) in net assets from capital transactions. .              110,951             86,575               16,921
                                                                        -------------------    ------------------------------------

    Net increase (decrease) in net assets. . . . . . . . . . . . . . .              182,839            103,584               16,809

NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . .              120,393             16,809                    -
                                                                        -------------------    ------------------------------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           303,232    $       120,393       $       16,809
                                                                        -------------------    ------------------------------------
                                                                        -------------------    ------------------------------------




   **Date of initial investment.


      The accompanying notes are an integral part of these financial statements.

                                 INHEIRITAGE ACCOUNT

                                                                                              SELECT GROWTH
                                                                                              SUB-ACCOUNT 7
                                                                        -----------------------------------------------------------
                                                                               NINE
                                                                           MONTHS ENDED        YEAR ENDED            PERIOD FROM
                                                                        9/30/97 (UNAUDITED)     12/31/96       8/28/95 TO 12/31/95
                                                                        -------------------    ------------------------------------
INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $              (109)   $         3,579       $          (30)
    Net realized gain (loss) on investments  . . . . . . . . . . . . .                7,764              3,602                    -
    Net unrealized gain (loss) on investments  . . . . . . . . . . . .               20,585             (2,989)                (317)
                                                                        -------------------    ------------------------------------
    Net increase (decrease)  in net assets from operations . . . . . .               28,240              4,192                 (347)
                                                                        -------------------    ------------------------------------
  FROM  CAPITAL TRANSACTIONS :
    Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . . .               14,543             12,649                3,045
    Terminations . . . . . . . . . . . . . . . . . . . . . . . . . . .                    -                  -                    -
    Insurance charges  . . . . . . . . . . . . . . . . . . . . . . . .                 (408)                 -                    -
    Other transfers from (to)  the General Account of First Allmerica
       Financial Life Insurance  Company (Sponsor) . . . . . . . . . .              152,987                 22                6,517
    Net increase (decrease) in investment by First Allmerica Financial
       Life Insurance  Company (Sponsor) . . . . . . . . . . . . . . .                    -                  -                    -
                                                                        -------------------    ------------------------------------
    Net increase (decrease) in net assets from capital transactions. .              167,122             12,671                9,562
                                                                        -------------------    ------------------------------------

    Net increase (decrease) in net assets. . . . . . . . . . . . . . .              195,362             16,863                9,215

NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . .               26,078              9,215                    -
                                                                        -------------------    ------------------------------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           221,440    $        26,078       $        9,215
                                                                        -------------------    ------------------------------------
                                                                        -------------------    ------------------------------------




                                                                                       SELECT GROWTH AND INCOME
                                                                                             SUB-ACCOUNT 8
                                                                        -----------------------------------------------------------
                                                                               NINE
                                                                           MONTHS ENDED        YEAR ENDED            PERIOD FROM
                                                                        9/30/97 (UNAUDITED)     12/31/96       9/15/95* TO 12/31/95
                                                                        -------------------    ------------------------------------
INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $             1,446    $         4,415       $        1,135
    Net realized gain (loss) on investments. . . . . . . . . . . . . .                  390               (255)                  86
    Net unrealized gain (loss) on investments. . . . . . . . . . . . .               15,772              1,076                 (834)
                                                                        -------------------    ------------------------------------
    Net increase (decrease)  in net assets from operations . . . . . .               17,608              5,236                  387
                                                                        -------------------    ------------------------------------
  FROM  CAPITAL TRANSACTIONS:
    Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . . .               25,416             37,896                2,580
    Terminations . . . . . . . . . . . . . . . . . . . . . . . . . . .               (2,515)                 -                    -
    Insurance charges. . . . . . . . . . . . . . . . . . . . . . . . .                 (512)                 -                    -
    Other transfers from (to)  the General Account of First Allmerica
       Financial Life Insurance  Company (Sponsor) . . . . . . . . . .               16,187             (5,757)              24,962
    Net increase (decrease) in investment by First Allmerica Financial
       Life Insurance  Company (Sponsor) . . . . . . . . . . . . . . .                    -                  -                    -
                                                                        -------------------    ------------------------------------
    Net increase (decrease) in net assets from capital transactions. .               38,576             32,139               27,542
                                                                        -------------------    ------------------------------------

    Net increase (decrease) in net assets. . . . . . . . . . . . . . .               56,184             37,375               27,929

NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . .               65,304             27,929                    -
                                                                        -------------------    ------------------------------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           121,488    $        65,304       $       27,929
                                                                        -------------------    ------------------------------------
                                                                        -------------------    ------------------------------------




                                                                                           SMALL MID-CAP VALUE
                                                                                              SUB-ACCOUNT 9
                                                                        -----------------------------------------------------------
                                                                               NINE
                                                                           MONTHS ENDED        YEAR ENDED            PERIOD FROM
                                                                        9/30/97 (UNAUDITED)     12/31/96       9/15/95* TO 12/31/95
                                                                        -------------------    ------------------------------------
INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $              (310)   $         1,425       $          263
    Net realized gain (loss) on investments  . . . . . . . . . . . . .               14,555              3,045                    -
    Net unrealized gain (loss) on investments  . . . . . . . . . . . .               12,670                (26)                (121)
                                                                        -------------------    ------------------------------------
    Net increase (decrease)  in net assets from operations . . . . . .               26,915              4,444                  142
                                                                        -------------------    ------------------------------------
  FROM  CAPITAL TRANSACTIONS :
    Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . . .               25,624             10,199                2,038
    Terminations . . . . . . . . . . . . . . . . . . . . . . . . . . .                    -                  -                    -
    Insurance charges  . . . . . . . . . . . . . . . . . . . . . . . .                 (471)                 -                    -
    Other transfers from (to)  the General Account of First Allmerica
       Financial Life Insurance  Company (Sponsor) . . . . . . . . . .              137,356             10,789                6,522
    Net increase (decrease) in investment by First Allmerica Financial
       Life Insurance  Company (Sponsor) . . . . . . . . . . . . . . .                    -                  -                    -
                                                                        -------------------    ------------------------------------
    Net increase (decrease) in net assets from capital transactions. .              162,509             20,988                8,560
                                                                        -------------------    ------------------------------------

    Net increase (decrease) in net assets  . . . . . . . . . . . . . .              189,424             25,432                8,702

NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . .               34,134              8,702                    -
                                                                        -------------------    ------------------------------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           223,558    $        34,134       $        8,702
                                                                        -------------------    ------------------------------------
                                                                        -------------------    ------------------------------------

   **Date of initial investment.


      The accompanying notes are an integral part of these financial statements.

                                 INHEIRITAGE ACCOUNT

                                                                                     SELECT INTERNATIONAL EQUITY
                                                                                            SUB-ACCOUNT 11
                                                                        -----------------------------------------------------------
                                                                               NINE
                                                                           MONTHS ENDED        YEAR ENDED            PERIOD FROM
                                                                        9/30/97 (UNAUDITED)     12/31/96       6/25/95* TO 12/31/95
                                                                        -------------------    ------------------------------------
INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $                91    $           911       $            -
    Net realized gain (loss) on investments  . . . . . . . . . . . . .                2,565                685                    -
    Net unrealized gain (loss) on investments  . . . . . . . . . . . .                9,191              3,572                   17
                                                                        -------------------    ------------------------------------
    Net increase (decrease)  in net assets from operations . . . . . .               11,847              5,168                   17
                                                                        -------------------    ------------------------------------
  FROM  CAPITAL TRANSACTIONS :
    Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . . .               12,789             32,320                    -
    Terminations . . . . . . . . . . . . . . . . . . . . . . . . . . .               (1,344)                 -                    -
    Insurance charges  . . . . . . . . . . . . . . . . . . . . . . . .                 (342)                 -                    -
    Other transfers from (to)  the General Account of First Allmerica
       Financial Life Insurance  Company (Sponsor) . . . . . . . . . .               89,117             21,288                    -
    Net increase (decrease) in investment by First Allmerica Financial
       Life Insurance  Company (Sponsor) . . . . . . . . . . . . . . .                    -               (132)                   -
                                                                        -------------------    ------------------------------------
    Net increase (decrease) in net assets from capital transactions. .              100,220             53,476                    -
                                                                        -------------------    ------------------------------------

    Net increase (decrease) in net assets  . . . . . . . . . . . . . .              112,067             58,644                   17

NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . .               58,757                113                   96
                                                                        -------------------    ------------------------------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           170,824    $        58,757       $          113
                                                                        -------------------    ------------------------------------
                                                                        -------------------    ------------------------------------




                                                                                      SELECT CAPITAL APPRECIATION
                                                                                             SUB-ACCOUNT 12
                                                                        -----------------------------------------------------------
                                                                               NINE
                                                                           MONTHS ENDED        YEAR ENDED            PERIOD FROM
                                                                        9/30/97 (UNAUDITED)     12/31/96       4/28/95* TO 12/31/95
                                                                        -------------------    ------------------------------------
INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $              (687)   $          (183)      $           73
    Net realized gain (loss) on investments  . . . . . . . . . . . . .                  372               (724)                   1
    Net unrealized gain (loss) on investments  . . . . . . . . . . . .               17,313               (814)                 322
                                                                        -------------------    ------------------------------------
    Net increase (decrease)  in net assets from operations . . . . . .               16,998             (1,721)                 396
                                                                        -------------------    ------------------------------------
  FROM  CAPITAL TRANSACTIONS :
    Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . . .               25,594             17,225                3,918
    Terminations . . . . . . . . . . . . . . . . . . . . . . . . . . .                    -                  -                    -
    Insurance charges  . . . . . . . . . . . . . . . . . . . . . . . .                 (545)                 -                    -
    Other transfers from (to)  the General Account of First Allmerica
       Financial Life Insurance  Company (Sponsor) . . . . . . . . . .               53,769             21,018                  (19)
    Net increase (decrease) in investment by First Allmerica Financial
       Life Insurance  Company (Sponsor) . . . . . . . . . . . . . . .                    -               (294)                 200
                                                                        -------------------    ------------------------------------
    Net increase (decrease) in net assets from capital transactions. .               78,818             37,949                4,099
                                                                        -------------------    ------------------------------------

    Net increase (decrease) in net assets  . . . . . . . . . . . . . .               95,816             36,228                4,495

NET ASSETS:
  Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . .               40,723              4,495                    -
                                                                        -------------------    ------------------------------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           136,539    $        40,723       $        4,495
                                                                        -------------------    ------------------------------------
                                                                        -------------------    ------------------------------------




                                                                                           VIPF HIGH INCOME
                                                                                            SUB-ACCOUNT 102
                                                                        -----------------------------------------------------------
                                                                               NINE
                                                                           MONTHS ENDED        YEAR ENDED            PERIOD FROM
                                                                        9/30/97 (UNAUDITED)     12/31/96       12/5/95* TO 12/31/95
                                                                        -------------------    ------------------------------------
INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $             5,051    $           823       $          (12)
    Net realized gain (loss) on investments  . . . . . . . . . . . . .               12,730              5,531                    -
    Net unrealized gain (loss) on investments  . . . . . . . . . . . .                2,287                625                  138
                                                                        -------------------    ------------------------------------
    Net increase (decrease)  in net assets from operations . . . . . .               20,068              6,979                  126
                                                                        -------------------    ------------------------------------
  FROM  CAPITAL TRANSACTIONS :
    Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . . .               31,908             39,315                1,957
    Terminations . . . . . . . . . . . . . . . . . . . . . . . . . . .                    -                  -                    -
    Insurance charges  . . . . . . . . . . . . . . . . . . . . . . . .                 (712)                 -                    -
    Other transfers from (to)  the General Account of First Allmerica
       Financial Life Insurance  Company (Sponsor) . . . . . . . . . .               (1,358)            11,905               13,738
    Net increase (decrease) in investment by First Allmerica Financial
       Life Insurance  Company (Sponsor) . . . . . . . . . . . . . . .                    -                  -                    -
                                                                        -------------------    ------------------------------------
    Net increase (decrease) in net assets from capital transactions. .               29,838             51,220               15,695
                                                                        -------------------    ------------------------------------

    Net increase (decrease) in net assets  . . . . . . . . . . . . . .               49,906             58,199               15,821

NET ASSETS:
  Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . .               74,020             15,821                    -
                                                                        -------------------    ------------------------------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           123,926    $        74,020       $       15,821
                                                                        -------------------    ------------------------------------
                                                                        -------------------    ------------------------------------

   **Date of initial investment.


      The accompanying notes are an integral part of these financial statements.

                                 INHEIRITAGE ACCOUNT

                                                                                          VIPF EQUITY-INCOME
                                                                                            SUB-ACCOUNT 103
                                                                        -----------------------------------------------------------
                                                                               NINE
                                                                           MONTHS ENDED        YEAR ENDED            PERIOD FROM
                                                                        9/30/97 (UNAUDITED)     12/31/96       8/28/95* TO 12/31/95
                                                                        -------------------    ------------------------------------
INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $            13,768    $         1,612       $           53
    Net realized gain (loss) on investments  . . . . . . . . . . . . .                  164               (844)                   1
    Net unrealized gain (loss) on investments  . . . . . . . . . . . .               28,820              9,822                  673
                                                                        -------------------    ------------------------------------
    Net increase (decrease)  in net assets from operations . . . . . .               42,752             10,590                  727
                                                                        -------------------    ------------------------------------
  FROM  CAPITAL TRANSACTIONS :
    Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . . .               52,009             58,682               11,736
    Terminations . . . . . . . . . . . . . . . . . . . . . . . . . . .                    -                  -                    -
    Insurance charges  . . . . . . . . . . . . . . . . . . . . . . . .               (1,318)                 -                    -
    Other transfers from (to)  the General Account of First Allmerica
       Financial Life Insurance  Company (Sponsor) . . . . . . . . . .               46,752             16,840               46,402
    Net increase (decrease) in investment by First Allmerica Financial
       Life Insurance  Company (Sponsor) . . . . . . . . . . . . . . .                    -                  -                    -
                                                                        -------------------    ------------------------------------

    Net increase (decrease) in net assets from capital transactions. .               97,443             75,522               58,138
                                                                        -------------------    ------------------------------------

    Net increase (decrease) in net assets  . . . . . . . . . . . . . .              140,195             86,112               58,865

NET ASSETS:
  Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . .              144,977             58,865                    -
                                                                        -------------------    ------------------------------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           285,172    $       144,977       $       58,865
                                                                        -------------------    ------------------------------------
                                                                        -------------------    ------------------------------------




                                                                                              VIPF GROWTH
                                                                                            SUB-ACCOUNT 104
                                                                        -----------------------------------------------------------
                                                                               NINE
                                                                           MONTHS ENDED        YEAR ENDED            PERIOD FROM
                                                                        9/30/97 (UNAUDITED)     12/31/96       8/28/95* TO 12/31/95
                                                                        -------------------    ------------------------------------
INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $             4,766    $         4,279       $          (58)
    Net realized gain (loss) on investments  . . . . . . . . . . . . .                1,115                (57)                   -
    Net unrealized gain (loss) on investments  . . . . . . . . . . . .               41,641             11,462                 (947)
                                                                        -------------------    ------------------------------------
    Net increase (decrease)  in net assets from operations . . . . . .               47,522             15,684               (1,005)
                                                                        -------------------    ------------------------------------
  FROM  CAPITAL TRANSACTIONS :
    Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . . .               44,930             60,044               12,819
    Terminations . . . . . . . . . . . . . . . . . . . . . . . . . . .               (3,119)                 -                    -
    Insurance charges  . . . . . . . . . . . . . . . . . . . . . . . .               (1,482)                 -                    -
    Other transfers from (to)  the General Account of First Allmerica
       Financial Life Insurance  Company (Sponsor) . . . . . . . . . .               96,987             68,439               15,985
    Net increase (decrease) in investment by First Allmerica Financial
       Life Insurance  Company (Sponsor) . . . . . . . . . . . . . . .                    -                  -                    -
                                                                        -------------------    ------------------------------------
    Net increase (decrease) in net assets from capital transactions. .              137,316            128,483               28,804
                                                                        -------------------    ------------------------------------

    Net increase (decrease) in net assets. . . . . . . . . . . . . . .              184,838            144,167               27,799

NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . .              171,966             27,799                    -
                                                                        -------------------    ------------------------------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           356,804    $       171,966       $       27,799
                                                                        -------------------    ------------------------------------
                                                                        -------------------    ------------------------------------




                                                                                              VIPF OVERSEAS
                                                                                            SUB-ACCOUNT 105
                                                                        -----------------------------------------------------------
                                                                               NINE
                                                                           MONTHS ENDED        YEAR ENDED            PERIOD FROM
                                                                        9/30/97 (UNAUDITED)     12/31/96       9/15/95* TO 12/31/95
                                                                        -------------------    ------------------------------------
INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $               307    $            (2)      $          (11)
    Net realized gain (loss) on investments  . . . . . . . . . . . . .                9,534                338                  339
    Net unrealized gain (loss) on investments  . . . . . . . . . . . .                  100                267                  (35)
                                                                        -------------------    ------------------------------------
    Net increase (decrease)  in net assets from operations . . . . . .                9,941                603                  293
                                                                        -------------------    ------------------------------------
  FROM  CAPITAL TRANSACTIONS :
    Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . . .                2,330              3,103                1,032
    Terminations . . . . . . . . . . . . . . . . . . . . . . . . . . .                    -                  -                    -
    Insurance charges  . . . . . . . . . . . . . . . . . . . . . . . .                 (211)                 -                    -
    Other transfers from (to)  the General Account of First Allmerica
       Financial Life Insurance  Company (Sponsor) . . . . . . . . . .               (8,763)              (355)                (283)
    Net increase (decrease) in investment by First Allmerica Financial
       Life Insurance  Company (Sponsor) . . . . . . . . . . . . . . .                    -                  -                    -
                                                                        -------------------    ------------------------------------
    Net increase (decrease) in net assets from capital transactions. .               (6,644)             2,748                  749
                                                                        -------------------    ------------------------------------

    Net increase (decrease) in net assets  . . . . . . . . . . . . . .                3,297              3,351                1,042

NET ASSETS:
  Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . .                4,393              1,042                    -
                                                                        -------------------    ------------------------------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $             7,690    $         4,393       $        1,042
                                                                        -------------------    ------------------------------------
                                                                        -------------------    ------------------------------------

   **Date of initial investment.


      The accompanying notes are an integral part of these financial statements.

                                 INHEIRITAGE ACCOUNT

                                                                                        VIPF II ASSET MANAGER
                                                                                            SUB-ACCOUNT 106
                                                                        -----------------------------------------------------------
                                                                               NINE
                                                                           MONTHS ENDED        YEAR ENDED           YEAR ENDED
                                                                        9/30/97 (UNAUDITED)     12/31/96             12/31/96
                                                                        -------------------    ------------------------------------
INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $             1,227    $           104       $           (3)
    Net realized gain (loss) on investments  . . . . . . . . . . . . .                   16                 17                    -
    Net unrealized gain (loss) on investments  . . . . . . . . . . . .                2,957                750                   87
                                                                        -------------------    ------------------------------------
    Net increase (decrease)  in net assets from operations . . . . . .                4,200                871                   84
                                                                        -------------------    ------------------------------------
  FROM  CAPITAL TRANSACTIONS :
    Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . . .                6,331              7,874                2,064
    Terminations . . . . . . . . . . . . . . . . . . . . . . . . . . .                    -                  -                    -
    Insurance charges  . . . . . . . . . . . . . . . . . . . . . . . .                 (323)                 -                    -
    Other transfers from (to)  the General Account of First Allmerica
       Financial Life Insurance  Company (Sponsor) . . . . . . . . . .               13,549               (186)                 (35)
    Net increase (decrease) in investment by First Allmerica Financial
       Life Insurance  Company (Sponsor) . . . . . . . . . . . . . . .                    -               (128)                   -
                                                                        -------------------    ------------------------------------
    Net increase (decrease) in net assets from capital transactions. .               19,557              7,560                2,029
                                                                        -------------------    ------------------------------------

    Net increase (decrease) in net assets  . . . . . . . . . . . . . .               23,757              8,431                2,113

NET ASSETS:
  Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . .               10,642              2,211                   98
                                                                        -------------------    ------------------------------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $            34,399    $        10,642       $        2,211
                                                                        -------------------    ------------------------------------
                                                                        -------------------    ------------------------------------




                                                                                   T. ROWE PRICE INTERNATIONAL STOCK
                                                                                             SUB-ACCOUNT 150
                                                                        -----------------------------------------------------------
                                                                               NINE
                                                                           MONTHS ENDED        YEAR ENDED            PERIOD FROM
                                                                        9/30/97 (UNAUDITED)     12/31/96       9/15/95* TO 12/31/95
                                                                        -------------------    ------------------------------------
INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $              (504)   $           141       $           (3)
    Net realized gain (loss) on investments  . . . . . . . . . . . . .                8,886              3,240                    -
    Net unrealized gain (loss) on investments  . . . . . . . . . . . .                  360                (74)                  23
                                                                        -------------------    ------------------------------------
    Net increase (decrease)  in net assets from operations . . . . . .                8,742              3,307                   20
                                                                        -------------------    ------------------------------------
  FROM  CAPITAL TRANSACTIONS :
    Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . . .               18,982             15,072                  671
    Terminations . . . . . . . . . . . . . . . . . . . . . . . . . . .                    -                  -                    -
    Insurance charges  . . . . . . . . . . . . . . . . . . . . . . . .                 (302)                 -                    -
    Other transfers from (to)  the General Account of First Allmerica
       Financial Life Insurance  Company (Sponsor) . . . . . . . . . .               43,689              2,136                   (3)
    Net increase (decrease) in investment by First Allmerica Financial
       Life Insurance  Company (Sponsor) . . . . . . . . . . . . . . .                    -                  -                    -
                                                                        -------------------    ------------------------------------
    Net increase (decrease) in net assets from capital transactions. .               62,369             17,208                  668
                                                                        -------------------    ------------------------------------

    Net increase (decrease) in net assets  . . . . . . . . . . . . . .               71,111             20,515                  688

NET ASSETS:
  Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . .               21,203                688                    -
                                                                        -------------------    ------------------------------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $            92,314    $        21,203       $          688
                                                                        -------------------    ------------------------------------
                                                                        -------------------    ------------------------------------




                                                                                       DGPF INTERNATIONAL EQUITY
                                                                                             SUB-ACCOUNT 207
                                                                        -----------------------------------------------------------
                                                                               NINE
                                                                           MONTHS ENDED        YEAR ENDED            PERIOD FROM
                                                                        9/30/97 (UNAUDITED)     12/31/96       9/15/95* TO 12/31/95
                                                                        -------------------    ------------------------------------
INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $               559    $           512       $           (8)
    Net realized gain (loss) on investments  . . . . . . . . . . . . .                  931                 12                    -
    Net unrealized gain (loss) on investments  . . . . . . . . . . . .                7,644              2,667                  169
                                                                        -------------------    ------------------------------------
    Net increase (decrease)  in net assets from operations . . . . . .                9,134              3,191                  161
                                                                        -------------------    ------------------------------------
  FROM  CAPITAL TRANSACTIONS :
    Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . . .                5,946              1,484                2,326
    Terminations . . . . . . . . . . . . . . . . . . . . . . . . . . .                    -                  -                    -
    Insurance charges  . . . . . . . . . . . . . . . . . . . . . . . .                 (175)                 -                    -
    Other transfers from (to)  the General Account of First Allmerica
       Financial Life Insurance  Company (Sponsor) . . . . . . . . . .               48,602             15,838                2,647
    Net increase (decrease) in investment by First Allmerica Financial
       Life Insurance  Company (Sponsor) . . . . . . . . . . . . . . .                    -                  -                    -
                                                                        -------------------    ------------------------------------
    Net increase (decrease) in net assets from capital transactions. .               54,373             17,322                4,973
                                                                        -------------------    ------------------------------------

    Net increase (decrease) in net assets  . . . . . . . . . . . . . .               63,507             20,513                5,134

NET ASSETS:
  Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . .               25,647              5,134                    -
                                                                        -------------------    ------------------------------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $            89,154    $        25,647       $        5,134
                                                                        -------------------    ------------------------------------
                                                                        -------------------    ------------------------------------


   **Date of initial investment.


      The accompanying notes are an integral part of these financial statements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                       CONSOLIDATED STATEMENTS OF INCOME

                                                                              NINE
                                                    QUARTER ENDED         MONTHS ENDED
                                                    SEPTEMBER 30,         SEPTEMBER 30,
 (IN MILLIONS)                                     1997      1996       1997        1996
 -----------------------------------------------  -------   -------   ---------   ---------
                                                     (UNAUDITED)           (UNAUDITED)
 REVENUES
     Premiums...................................  $ 585.6   $ 557.1   $ 1,726.7   $ 1,658.4
     Universal life and investment product
       policy fees..............................     61.4      49.9       174.8       144.9
     Net investment income......................    162.1     173.3       488.2       499.6
     Net realized investment gains (losses).....     19.1      (0.4)       60.8        53.7
     Other income...............................     29.5      26.9        86.4        79.8
                                                  -------   -------   ---------   ---------
         Total revenues.........................    857.7     806.8     2,536.9     2,436.4
                                                  -------   -------   ---------   ---------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................    515.1     474.6     1,516.1     1,457.3
     Policy acquisition expenses................    117.3     113.1       353.9       348.8
     Loss from cession of disability income
       business.................................    --        --           53.9      --
     Other operating expenses...................    126.8     125.9       382.6       363.9
                                                  -------   -------   ---------   ---------
         Total benefits, losses and expenses....    759.2     713.6     2,306.5     2,170.0
                                                  -------   -------   ---------   ---------
 Income before federal income taxes.............     98.5      93.2       230.4       266.4
                                                  -------   -------   ---------   ---------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................     34.7      37.2        67.7        81.5
     Deferred...................................     (7.7)    (11.6)      (11.2)      (19.1)
                                                  -------   -------   ---------   ---------
         Total federal income tax expense.......     27.0      25.6        56.5        62.4
                                                  -------   -------   ---------   ---------
 Income before minority interest................     71.5      67.6       173.9       204.0
 Minority interest..............................    (14.4)    (21.2)      (55.6)      (59.6)
                                                  -------   -------   ---------   ---------
 Net income.....................................  $  57.1   $  46.4   $   118.3   $   144.4
                                                  -------   -------   ---------   ---------
                                                  -------   -------   ---------   ---------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                          CONSOLIDATED BALANCE SHEETS

                                                                                                     DECEMBER 31,
(IN MILLIONS)                                                                                            1996
------------------------------------------------------------------------------------  SEPTEMBER 30,  ------------
                                                                                          1997
                                                                                      -------------
                                                                                       (UNAUDITED)
ASSETS
  Investments:
    Fixed maturities at fair value (amortized cost of $7,062.9 and $7,279.1)........    $ 7,341.2     $  7,461.5
    Equity securities at fair value (cost of $284.7 and $327.9).....................        475.6          473.1
    Mortgage loans..................................................................        564.7          650.1
    Real estate.....................................................................         72.5          120.7
    Policy loans....................................................................        139.3          132.4
    Other long term investments.....................................................        125.6          128.8
                                                                                      -------------  ------------
        Total investments...........................................................      8,718.9        8,966.6
                                                                                      -------------  ------------
    Cash and cash equivalents.......................................................        159.5          175.9
    Accrued investment income.......................................................        140.7          148.6
    Deferred policy acquisition costs...............................................        881.2          822.7
    Reinsurance receivables on paid and unpaid losses, benefits and unearned
     premiums.......................................................................        828.9          875.6
    Deferred federal income taxes...................................................         33.3           93.2
    Premiums, accounts and notes receivable.........................................        548.4          533.0
    Other assets....................................................................        504.9          302.2
    Closed block assets.............................................................        805.6          811.8
    Separate account assets.........................................................      9,233.6        6,233.0
                                                                                      -------------  ------------
        Total assets................................................................    $21,855.0     $ 18,962.6
                                                                                      -------------  ------------
LIABILITIES
  Policy liabilities and accruals:
    Future policy benefits..........................................................    $ 2,591.3     $  2,613.7
    Outstanding claims, losses and loss adjustment expenses.........................      2,852.0        2,944.1
    Unearned premiums...............................................................        869.7          822.5
    Contractholder deposit funds and other policy liabilities.......................      1,724.7        2,060.4
                                                                                      -------------  ------------
        Total policy liabilities and accruals.......................................      8,037.7        8,440.7
                                                                                      -------------  ------------
  Expenses and taxes payable........................................................        677.2          615.3
  Reinsurance premiums payable......................................................         45.6           31.4
  Short-term debt...................................................................         48.2           38.4
  Deferred federal income taxes.....................................................       --               34.6
  Long-term debt....................................................................          2.7            2.7
  Closed block liabilities..........................................................        881.3          892.1
  Separate account liabilities......................................................      9,228.0        6,227.2
                                                                                      -------------  ------------
        Total liabilities...........................................................     18,920.7       16,282.4
                                                                                      -------------  ------------
  Minority interest.................................................................        866.0          784.0
  Committments and contingencies
SHAREHOLDER'S EQUITY
  Common stock, $10 par value, 1 million shares authorized, 500,000 shares issued
    and
    outstanding.....................................................................          5.0            5.0
  Additional paid in capital........................................................        392.5          392.4
  Unrealized appreciation on investments, net.......................................        185.1          131.4
  Retained earnings.................................................................      1,485.7        1,367.4
                                                                                      -------------  ------------
        Total shareholder's equity..................................................      2,068.3        1,896.2
                                                                                      -------------  ------------
        Total liabilities and shareholder's equity..................................    $21,855.0     $ 18,962.6
                                                                                      -------------  ------------
                                                                                      -------------  ------------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                              NINE MONTHS ENDED
                                                                                                SEPTEMBER 30,
(IN MILLIONS)                                                                                  1997        1996
------------------------------------------------------------------------------------------  ----------  ----------
                                                                                                 (UNAUDITED)
COMMON STOCK
    Balance at beginning and end of period................................................  $      5.0  $      5.0
                                                                                            ----------  ----------
ADDITIONAL PAID-IN-CAPITAL
    Balance at beginning of period........................................................       392.4       392.4
    Capital paid in.......................................................................          .1      --
                                                                                            ----------  ----------
    Balance at end of period..............................................................       392.5       392.4
                                                                                            ----------  ----------
RETAINED EARNINGS
    Balance at beginning of period........................................................     1,367.4     1,173.9
    Net income............................................................................       118.3       144.4
                                                                                            ----------  ----------
    Balance at end of period..............................................................     1,485.7     1,318.3
                                                                                            ----------  ----------
NET UNREALIZED APPRECIATION ON INVESTMENTS
    Balance at beginning of period........................................................       131.4       153.0
    Net appreciation (depreciation) on available for sale securities......................       109.0      (126.3)
    (Provision) benefit for deferred federal income taxes.................................       (28.9)       36.5
    Minority interest.....................................................................       (26.4)       20.4
                                                                                            ----------  ----------
    Balance at end of period..............................................................       185.1        83.6
                                                                                            ----------  ----------
        Total shareholder's equity........................................................  $  2,068.3  $  1,799.3
                                                                                            ----------  ----------
                                                                                            ----------  ----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                             NINE MONTHS ENDED
                                                                                               SEPTEMBER 30,
(IN MILLIONS)                                                                                1997         1996
----------------------------------------------------------------------------------------  -----------  -----------
                                                                                                (UNAUDITED)
CASH FLOWS FROM OPERATING ACTIVITIES
    Net income..........................................................................  $     118.3  $     144.4
    Adjustments to reconcile net income to net cash provided by operating activities:
        Minority interest...............................................................         55.6         59.6
        Net realized gains..............................................................        (61.9)       (53.9)
        Net amortization and depreciation...............................................         20.3         34.3
        Deferred federal income taxes...................................................        (11.2)       (18.9)
        Change in deferred acquisition costs............................................        (70.2)       (55.7)
        Change in premiums and notes receivable, net of reinsurance.....................         (0.9)       (20.4)
        Change in accrued investment income.............................................          7.2          6.6
        Change in policy liabilities and accruals, net..................................        (86.1)       (31.3)
        Change in reinsurance receivable................................................         46.8         30.2
        Change in expenses and taxes payable............................................         52.8          0.4
        Separate account activity, net..................................................          0.2          5.6
        Other, net......................................................................        (13.2)        45.5
                                                                                          -----------  -----------
            Net cash provided by operating activities...................................         57.7        146.4
                                                                                          -----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES
    Proceeds from disposals and maturities of available-for-sale fixed maturities.......      2,040.8      3,052.1
    Proceeds from disposals of equity securities........................................        126.6        218.3
    Proceeds from disposals of other investments........................................         96.0         60.3
    Proceeds from mortgages matured or collected........................................        157.4        122.9
    Purchase of available-for-sale fixed maturities.....................................     (2,033.4)    (3,223.9)
    Purchase of equity securities.......................................................        (45.8)       (80.4)
    Purchase of other investments.......................................................        (94.3)       (91.1)
    Capital expenditures................................................................         (5.4)        (8.0)
    Other investing activities, net.....................................................          1.2          2.7
                                                                                          -----------  -----------
            Net cash provided by investing activities...................................        243.1         52.9
                                                                                          -----------  -----------
CASH FLOWS FROM FINANCING ACTIVITIES
    Deposits and interest credited to contractholder deposit funds......................        173.8        241.6
    Withdrawals from contractholder deposit funds.......................................       (501.2)      (790.4)
    Change in short-term debt...........................................................          9.8        298.1
    Change in long-term debt............................................................         (0.1)        (0.1)
    Dividends paid to minority shareholders.............................................         (2.4)        (2.9)
    Proceeds from capital paid in.......................................................          0.1      --
    Subsidiary treasury stock purchased, at cost........................................      --             (42.0)
                                                                                          -----------  -----------
            Net cash used in financing activities.......................................       (320.0)      (295.7)
                                                                                          -----------  -----------
Net change in cash and cash equivalents.................................................        (19.2)       (96.4)
Net change in cash held in the Closed Block.............................................          2.8         11.2
Cash and cash equivalents, beginning of period..........................................        175.9        236.6
                                                                                          -----------  -----------
Cash and cash equivalents, end of period................................................  $     159.5  $     151.4
                                                                                          -----------  -----------
                                                                                          -----------  -----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

1.  BASIS OF PRESENTATION

First Allmerica Financial Life Insurance Company ("FAFLIC" or "the Company") is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The accompanying unaudited consolidated financial statements of FAFLIC have been prepared in accordance with generally accepted accounting principles for stock life insurance companies for interim financial information.

The interim consolidated financial statements of FAFLIC include the accounts of FAFLIC, its wholly-owned life insurance subsidiary, Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries), and Allmerica Property & Casualty Companies, Inc. ("Allmerica P&C", a 59.5%-owned non-insurance holding company). The Closed Block assets and liabilities at September 30, 1997 and December 31, 1996 are presented in the consolidated financial statements as single line items. Results of operations for the Closed Block for the nine month and three month periods ended September 30, 1997 and 1996 are included in other income in the consolidated financial statements. All significant intercompany accounts and transactions have been eliminated.

Minority interest relates to the Company's investment in Allmerica P&C and its subsidiary, The Hanover Insurance Company ("Hanover"). Hanover's 82.5%-owned subsidiary is Citizens Corporation, the holding company for Citizens Insurance Company of America ("Citizens"). Minority interest also includes an amount related to the minority interest in Citizens Corporation.

The accompanying interim consolidated financial statements reflect, in the opinion of the Company's management, all adjustments, consisting of only normal and recurring adjustments, necessary for a fair presentation of the financial position and results of operations. Certain reclassifications have been made to the 1996 consolidated statements of income in order to conform to the 1997 presentation. The results of operations for the nine months ended and quarter ended September 30, 1997 are not necessarily indicative of the results to be expected for the full year. These financial statements should be read in conjunction with the annual audited financial statements.

In June 1997, the FASB issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (FAS No. 130). FAS No. 130 established standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive income will thus represent the sum of net income and other comprehensive income, although FAS No. 130 does not require the use of the terms comprehensive income or other comprehensive income. The accumulated balance of other comprehensive income shall be displayed separately from retained earnings and additional paid-in capital in the statement of financial position. This statement is effective for fiscal years beginning after December 15, 1997. The Company anticipates that the adoption of FAS No. 130 will result primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

In June 1997, the FASB also issued Statement of Financial Accounting Standards No. 131, "Disclosures About Segments of an Enterprise and Related Information" (FAS No. 131). FAS No. 131 establishes standards for the way that public enterprises report information about operating segments in annual financial

               NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement of Financial Accounting Standards No. 14, "Financial Reporting for Segments of a Business Enterprise" (FAS No. 14). FAS No. 131 requires that all public enterprises report financial and descriptive information about its reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. The Company is currently determining the impact of the adoption of FAS No. 131.

2.  SIGNIFICANT TRANSACTIONS

In July 1997, Hanover reached an agreement with Travelers Property Casualty to facilitate Travelers' writing of certain Hanover Insurance policies, as they expire, in Alabama, California, Kansas, Mississippi, Missouri, and Texas. In these six states, Hanover has approximately 250 agents generating approximately $90 million in premium annually. Hanover intends to cease writing personal and commercial policies in these states except for employer and association-sponsored group property and casualty business, surety bonds and specialty program commercial policies. The plan is conditioned upon the appropriate regulatory approval in each state.

On April 14, 1997, the Company entered into an agreement in principle to transfer the Company's individual disability income business under a 100% coinsurance agreement to Metropolitan Life Insurance Company. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

3.  PARENT COMPANY TRANSACTIONS

On July 16, 1997, AFC acquired all of the outstanding common stock of Allmerica P&C that it did not already own, through its ownership of FAFLIC, in exchange for cash of $425.6 million and approximately 9.7 million shares of AFC stock valued at $372.5 million. Pursuant to the merger, each outstanding share of Allmerica P&C Common Stock, other than those shares owned by the Company or its subsidiaries, became a right to receive $17.60 in cash, without interest, and
0.4 shares of AFC Common Stock, resulting in the issuance of approximately 9.7 million shares of AFC Common Stock. On July 15, 1997, the Certificate of Incorporation of Allmerica P&C was amended and restated to authorize a class B common stock of Allmerica P&C, $5.00 par value. Each share of Allmerica P&C Common Stock owned by the Company or its subsidiaries was exchanged for one share of Class B Common Stock immediately prior to the consummation of the merger.

In June 1997, AFC entered into a credit agreement with The Chase Manhattan Bank ("Chase") providing for a $225 million revolving line of credit that expires on December 15, 1997. Borrowings under the line of credit are unsecured and bear interest at a rate per annum equal to, at AFC's option, Chase's base rate or the eurodollar rate plus an applicable margin. The credit agreement requires AFC to comply with certain financial ratios. As of September 30, 1997, AFC had borrowed $140.0 million under the line of credit provided by this credit agreement.

On February 3, 1997, AFC Capital Trust (the "Trust"), a wholly-owned subsidiary business trust of AFC, issued $300.0 million Series A Capital Securities ("Capital Securities"), which pay cumulative dividends at a rate of 8.207% semiannually commencing August 15, 1997. The Trust exists for the sole purpose of issuing the Capital Securities and investing the proceeds thereof in an equivalent amount of 8.207% Junior Subordinated Deferrable Interest Debentures due 2027 of AFC (the "Subordinated Debentures"). Through certain guarantees, the Subordinated Debentures and the terms of related agreements, AFC has irrevocably and unconditionally guaranteed the obligations of the Trust under the Capital Securities. Net proceeds from the offering of approximately $296.3 million funded a portion of the acquisition of the 24.2 million publicly held shares of Allmerica P&C pursuant to the merger on July 16, 1997. On August 7, 1997, AFC and the Trust

               NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

exchanged the Series A Capital Securities for a like amount of Series B Capital Securities and related guarantees which are registered under the Securities Act of 1933 as required under the terms of the initial transaction. During the nine months ended September 30, 1997, $12.3 million in distributions was paid on the Capital Securities.

Dividends from the Company are one of the sources of cash for repayment of the above-mentioned debt by AFC.

4.  FEDERAL INCOME TAXES

Federal income tax expense for the periods ended September 30, 1997 and 1996, has been computed using estimated effective tax rates. These rates are revised, if necessary, at the end of each successive interim period to reflect the current estimates of the annual effective tax rates.

5.  CLOSED BLOCK

Included in other income in the Consolidated Statements of Income in the third quarter and first nine months of 1997 and 1996 is a net pre-tax contribution from the Closed Block of $2.3 million and $8.3 million, and $1.9 million and $7.9 million, respectively. Summarized financial information of the Closed Block is as follows:

                                                                               SEPTEMBER 30,       DECEMBER 31,
(IN MILLIONS)                                                                       1997               1996
---------------------------------------------------------------------------  ------------------  -----------------
                                                                                (UNAUDITED)
ASSETS
  Fixed maturities-at fair value (amortized cost of $414.4 and $397.2).....      $    421.0          $   403.9
  Mortgage loans...........................................................           101.5              114.5
  Policy loans.............................................................           223.2              230.2
  Cash and cash equivalents................................................            21.3               24.1
  Accrued investment income................................................            15.0               14.3
  Deferred policy acquisition costs........................................            18.8               21.1
  Other assets.............................................................             4.8                3.7
                                                                                     ------             ------
    Total assets...........................................................      $    805.6          $   811.8
                                                                                     ------             ------
                                                                                     ------             ------

LIABILITIES
  Policy liabilities and accruals..........................................      $    875.7          $   883.4
  Other liabilities........................................................             5.6                8.7
                                                                                     ------             ------
    Total liabilities......................................................      $    881.3          $   892.1
                                                                                     ------             ------
                                                                                     ------             ------

               NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS


                                                                                    QUARTER ENDED       NINE MONTHS ENDED
                                                                                    SEPTEMBER 30,         SEPTEMBER 30,
                                                                                 --------------------  --------------------
(IN MILLIONS)                                                                      1997       1996       1997       1996
-------------------------------------------------------------------------------  ---------  ---------  ---------  ---------
                                                                                     (UNAUDITED)           (UNAUDITED)
REVENUES
  Premiums.....................................................................  $     9.3  $    10.4  $    48.3  $    50.9
  Net investment income........................................................       13.1       13.3       39.8       39.4
  Net realized investment gains (losses).......................................        0.1       (0.2)       1.1        0.2
                                                                                 ---------  ---------  ---------  ---------
    Total revenues.............................................................       22.5       23.5       89.2       90.5
                                                                                 ---------  ---------  ---------  ---------
BENEFITS AND EXPENSES
  Policy benefits..............................................................       19.3       20.7       78.4       79.8
  Policy acquisition expenses..................................................        0.7        0.7        2.1        2.3
  Other operating expenses.....................................................        0.2        0.2        0.4        0.5
                                                                                 ---------  ---------  ---------  ---------
    Total benefits and expenses................................................       20.2       21.6       80.9       82.6
                                                                                 ---------  ---------  ---------  ---------
      Contribution from the Closed Block.......................................  $     2.3  $     1.9  $     8.3  $     7.9
                                                                                 ---------  ---------  ---------  ---------
                                                                                 ---------  ---------  ---------  ---------

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

6.  SEGMENT INFORMATION

The Company offers financial products and services in two major areas: Risk Management and Retirement and Asset Management. Within these broad areas, the Company conducts business principally in five operating segments.

The Risk Management group includes two segments: Regional Property and Casualty and Corporate Risk Management Services. The Regional Property and Casualty segment includes property and casualty insurance products, such as automobile insurance, homeowners insurance, commercial multiple-peril insurance, and workers' compensation insurance. These products are offered by Allmerica P&C through its operating subsidiaries, Hanover and Citizens. Substantially all of the Regional Property and Casualty segment's earnings are generated in Michigan and the Northeast (Connecticut, Massachusetts, New York, New Jersey, New Hampshire, Rhode Island, Vermont and Maine). The Corporate Risk Management Services segment includes group life and health insurance products and services which assist employers in administering employee benefit programs and in managing the related risks.

The Retirement and Asset Management group includes three segments: Retail Financial Services, Institutional Services and Allmerica Asset Management. The Retail Financial Services segment includes variable annuities, variable universal life, and traditional insurance products distributed via retail channels to individuals across the country. The Institutional Services segment primarily includes group retirement products such as 401(k) plans, tax sheltered annuities and GIC contracts which are distributed to institutions across the country via worksite marketing and other arrangements. Allmerica Asset Management is a Registered Investment Advisor which provides investment advisory services, primarily to affiliates, and to other institutions, such as insurance companies and pension plans.

               NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

Summarized below is financial information with respect to business segments for the periods indicated.

                                                                           QUARTER ENDED        NINE MONTHS ENDED
                                                                           SEPTEMBER 30,]         SEPTEMBER 30,
                                                                        --------------------  ----------------------
(IN MILLIONS)                                                             1997       1996        1997        1996
----------------------------------------------------------------------  ---------  ---------  ----------  ----------
                                                                            (UNAUDITED)            (UNAUDITED)
Revenues:
  Risk Management
    Regional Property and Casualty....................................  $   577.3  $   540.2  $  1,707.1  $  1,638.1
    Corporate Risk Management Services................................      100.1       90.7       294.2       267.1
                                                                        ---------  ---------  ----------  ----------
      Subtotal........................................................      677.4      630.9     2,001.3     1,905.2
                                                                        ---------  ---------  ----------  ----------
  Retirement and Asset Management
    Retail Financial Services.........................................      119.9      112.2       353.5       332.7
    Institutional Services............................................       60.5       64.6       183.1       201.7
    Allmerica Asset Management........................................        2.1        1.7         6.4         6.2
                                                                        ---------  ---------  ----------  ----------
      Subtotal........................................................      182.5      178.5       543.0       540.6
                                                                        ---------  ---------  ----------  ----------
  Eliminations........................................................       (2.2)      (2.6)       (7.4)       (9.4)
                                                                        ---------  ---------  ----------  ----------
    Total.............................................................  $   857.7  $   806.8  $  2,536.9  $  2,436.4
                                                                        ---------  ---------  ----------  ----------
                                                                        ---------  ---------  ----------  ----------
Income (loss) from continuing operations before income taxes:
  Risk Management
    Regional Property and Casualty....................................  $    47.3  $    57.8  $    157.1  $    162.4
    Corporate Risk Management Services................................        6.7        3.7        12.9        11.2
                                                                        ---------  ---------  ----------  ----------
      Subtotal........................................................       54.0       61.5       170.0       173.6
                                                                        ---------  ---------  ----------  ----------
  Retirement and Asset Management
    Retail Financial Services.........................................       27.2       18.9        15.2        54.0
    Institutional Services............................................       16.8       12.8        44.1        38.3
    Allmerica Asset Management........................................        0.5         --         1.1         0.5
                                                                        ---------  ---------  ----------  ----------
      Subtotal........................................................       44.5       31.7        60.4        92.8
                                                                        ---------  ---------  ----------  ----------
    Total.............................................................  $    98.5  $    93.2  $    230.4  $    266.4
                                                                        ---------  ---------  ----------  ----------
                                                                        ---------  ---------  ----------  ----------

                                                                                      SEPTEMBER 30,  DECEMBER 31,
(IN MILLIONS)                                                                             1997           1996
------------------------------------------------------------------------------------  -------------  ------------
                                                                                       (UNAUDITED)
Identifiable assets:
  Risk Management
    Regional Property and Casualty..................................................   $   5,837.4    $  5,703.9
    Corporate Risk Management Services..............................................         560.5         506.0
                                                                                      -------------  ------------
      Subtotal......................................................................       6,397.9       6,209.9
                                                                                      -------------  ------------
  Retirement and Asset Management
    Retail Financial Services.......................................................      11,454.0       8,871.3
    Institutional Services..........................................................       3,998.8       3,879.0
    Allmerica Asset Management......................................................           4.3           2.4
                                                                                      -------------  ------------
      Subtotal......................................................................      15,457.1      12,752.7
                                                                                      -------------  ------------
    Total...........................................................................   $  21,855.0    $ 18,962.6
                                                                                      -------------  ------------
                                                                                      -------------  ------------

               NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

7.  COMMITMENTS AND CONTINGENCIES

In late July 1997, a lawsuit was instituted in Louisiana against AFC and certain of its subsidiaries by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and refiled the action in Federal District Court in Worcester, Massachusetts. The plaintiffs seek to be certified as a class. The case is in early stages of discovery and the Company is evaluating the claims. Although the Company believes it has meritorious defenses to plaintiffs' claims, there can be no assurance that the claims will be resolved on a basis which is satisfactory to the Company.

PART II

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

Article VIII of Registrant's Bylaws provides: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit, or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


REPRESENTATIONS PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

The Company hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                       CONTENTS OF THE REGISTRATION STATEMENT


This registration statement comprises the following papers and documents:

The facing sheet.
Cross-reference to items required by Form N-8B-2 in Prospectus A
Cross-reference to items required by form N-8B-2 in Prospectus B
Prospectus A consisting of ____ pages.
Prospectus B consisting of ____ pages.
The undertaking to file reports.
The undertaking pursuant to Rule 484 under the Securities Act of 1933. Representations Pursuant to Section 26(e) of the Investment Company Act of 1940 The signatures.

Written consents of the following persons:

     1.   Price Waterhouse LLP
     2.   Opinion and Consent of Counsel
     3.   Actuarial Opinion and Consent

The following exhibits:

     1. Exhibit 1 (Exhibits required by paragraph A of the instructions to Form N-8B-2)

          (1) Certified copy of Resolutions of the Board of Directors of the Company of August 20, 1991 establishing the Inheiritage Account was previously filed on May 11, 1992 in Registration Statement No. 33-47858 and is herein incorporated by reference.

          (2)  Not Applicable.

          (3) (a) Form of Sales and Administrative Services Agreement between the Company and Allmerica Investments, Inc. was previously filed on January 21, 1994 and is herein incorporated by reference.

               (b) Registered Representative Agreement and Resident Sponsor Agreement of Allmerica Investment, Inc. (formerly "SMA Equities, Inc.") were previously filed by the Company on June 3, 1987, Registration No. 33-14672 and are incorporated herein by reference.

          (4)  Not Applicable.


          (5) Forms of Policy and initial Policy riders were previously filed on January 21, 1994 and are herein incorporated by reference. The Preferred Loan Endorsement was previously filed in Post-Effective Amendment No. 6 and is incorporated by reference herein.


          (6) Company's restated Articles of incorporation and Bylaws were filed Post-Effective Amendment No. 3 on October 1, 1995 and are incorporated herein by reference. Revised By Laws were previously filed on April 30, 1996 in Post-Effective Amendment No.4 and are incorporated by reference herein.

          (7)  Not Applicable.

          (8) (a) Form of Participation Agreement with Allmerica Investment Trust was previously filed by the Company on May 11, 1992, in Registration Statement No. 33-47858, and is incorporated herein by reference.

               (b) Form of Participation Agreement with Variable Insurance Products Fund and Variable Insurance Products Fund II was previously filed by the Company on June 3, 1987, in Registration Statement No. 33-14672, and is incorporated herein by reference.

               (c) Form of Participation Agreement with Delaware Group Premium Fund, Inc. was previously filed by the Company on December 27, 1991 in Registration Statement No. 33-44830, and is incorporated herein by reference.

               (d) Form of Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on May 1, 1995 and is incorporated herein by reference.

               (e) Services Agreement with Fidelity Management, et.al, was previously filed on April 30, 1996 in Post-Effective Amendment No.4 and is incorporated by reference herein.

          (9)  Not Applicable.

          (10) Form of Application was previously filed on January 21, 1994 and is herein incorporated by reference.

     2.   Form of Policy and Policy riders are as set forth  Exhibit 1 above.

     3.   Opinion and Consent of Counsel is filed herewith.

     4.   Not Applicable.

     5.   Not Applicable.

     6.   Actuarial Opinion and Consent is filed herewith.

     7. Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) under the 1940 Act which includes conversion procedures pursuant to Rule 6e-3(T)(b)(13)(v)(B) was previously filed on October 25, 1993 and is herein incorporated by reference.

     8.   Consent of Independent Accountants is filed herewith.

                                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 2nd day of February, 1998.

                                INHEIRITAGE ACCOUNT OF
                   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                            By:   /s/ Abigail M. Armstrong
                            ---------------------------------
                             Abigail M. Armstrong, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                     Title                            Date
---------                     -----                            ----

 /s/ John F. O'Brien          Director, President and          February 2, 1998
-------------------------     Chief Executive Officer
John F. O'Brien

 /s/ Bruce C. Anderson        Director and
-------------------------     Vice President
Bruce C. Anderson

 /s/  Robert E. Bruce         Director and
-------------------------     Vice President
Robert E. Bruce

 /s/ John P. Kavanaugh        Director, Vice President
-------------------------     and Chief Investment
John P. Kavanaugh             Officer


 /s/ John F. Kelly            Director, Senior Vice
-------------------------     President and
John F. Kelly                 General Counsel

 /s/ J. Barry May             Director
-------------------------
J. Barry May

 /s/ James R. McAuliffe       Director
-------------------------
James R. McAuliffe

 /s/ Edward J. Parry, III     Director, Vice President
-------------------------     and Chief Financial
Edward J. Parry, III          Officer

 /s/ Richard M. Reilly        Director and
-------------------------     Vice President
Richard M. Reilly

 /s/ Eric A. Simonsen         Director and
-------------------------     Vice President
Eric A. Simonsen

 /s/ Phillip E. Soule         Director and
-------------------------     Vice President
Phillip E. Soule

                                FORM S-6 EXHIBIT TABLE

Exhibit 3      Opinion and Consent of Counsel

Exhibit 6      Actuarial Opinion and Consent

Exhibit 8      Consent of Independent Accountants